UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-06114

Cavanal Hill Funds
 (Exact name of registrant as specified in charter)

4400 Easton Commons, Suite 200, Columbus, OH 43219
(Address of principal executive offices)                       (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800)-762-7085

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

A Shares

AABOX

Bond Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$75	0.74%

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Value of a $10,000 Investment

Table Summary
	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,955	$10,049	$10,116
Aug 18	$9,823	$9,944	$10,005
Aug 19	$10,719	$10,955	$11,022
Aug 20	$11,262	$11,664	$11,779
Aug 21	$11,302	$11,655	$11,922
Aug 22	$9,988	$10,313	$10,506
Aug 23	$9,846	$10,189	$10,428
Aug 24	$10,588	$10,933	$11,260
Aug 25	$10,850	$11,276	$11,657
Aug 26	$11,056	$11,489	$11,883

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
A Shares	1.90%	-0.44%	1.01%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Credit Rating

(as a % of Net Assets)

Other 4.0%
BBB+ 2.2%
A 2.4%
AAA 2.7%
A+ 4.8%
A- 5.0%
A-1+ 28.2%
BBB 6.5%
AA+ 17.3%
NR 26.5%

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AABOX

Bond Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.49%

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Value of a $10,000 Investment

Table Summary
	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,959	$10,049	$10,116
Aug 18	$9,862	$9,944	$10,005
Aug 19	$10,777	$10,955	$11,022
Aug 20	$11,352	$11,664	$11,779
Aug 21	$11,409	$11,655	$11,922
Aug 22	$10,115	$10,313	$10,506
Aug 23	$9,995	$10,189	$10,428
Aug 24	$10,775	$10,933	$11,260
Aug 25	$11,069	$11,276	$11,657
Aug 26	$11,294	$11,489	$11,883

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	2.04%	-0.20%	1.22%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIBNX

Bond Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APBDX

Bond Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Bond Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$75	0.74%

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Value of a $10,000 Investment

Table Summary
	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,943	$10,049	$10,116
Aug 18	$9,810	$9,944	$10,005
Aug 19	$10,690	$10,955	$11,022
Aug 20	$11,231	$11,664	$11,779
Aug 21	$11,271	$11,655	$11,922
Aug 22	$9,961	$10,313	$10,506
Aug 23	$9,819	$10,189	$10,428
Aug 24	$10,559	$10,933	$11,260
Aug 25	$10,820	$11,276	$11,657
Aug 26	$11,013	$11,489	$11,883

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	1.79%	-0.46%	0.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APBDX

Bond Fund

Annual Shareholder Report

August 31, 2026

Administrative Shares

APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$68	0.67%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
Government Securities Money Market Fund (Administrative Shares)
Aug 16	$10,000
Aug 17	$10,014
Aug 18	$10,105
Aug 19	$10,284
Aug 20	$10,348
Aug 21	$10,349
Aug 22	$10,378
Aug 23	$10,779
Aug 24	$11,296
Aug 25	$11,744
Aug 26	$12,113

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Administrative Shares	3.14%	3.20%	1.94%

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APCXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
Government Securities Money Market Fund (Institutional Shares)
Aug 16	$10,000
Aug 17	$10,038
Aug 18	$10,158
Aug 19	$10,368
Aug 20	$10,452
Aug 21	$10,453
Aug 22	$10,492
Aug 23	$10,931
Aug 24	$11,504
Aug 25	$12,010
Aug 26	$12,439

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	3.57%	3.54%	2.21%

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APHXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Premier Shares

APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$68	0.67%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
Government Securities Money Market Fund (Premier Shares)
Aug 16	$10,000
Aug 17	$10,041
Aug 18	$10,164
Aug 19	$10,377
Aug 20	$10,464
Aug 21	$10,465
Aug 22	$10,505
Aug 23	$10,940
Aug 24	$11,464
Aug 25	$11,918
Aug 26	$12,293

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Premier Shares	3.14%	3.27%	2.09%

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Premier Shares

 APPXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Select Shares

APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Government Securities Money Market Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561
Aug 25	$12,079
Aug 26	$12,520

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Select Shares	3.66%	3.61%	2.29%

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APSXX

Government Securities Money Market Fund

Annual Shareholder Report

August 31, 2026

A Shares

AALIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$143	1.35%

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Value of a $10,000 Investment

Table Summary
	Hedged Equity Income Fund (A Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$12,227	$11,494
Aug 22	$10,170	$10,855	$10,735
Aug 23	$10,852	$12,585	$11,812
Aug 24	$11,977	$16,000	$13,413
Aug 25	$13,751	$18,541	$14,449
Aug 26	$15,333	$22,320	$17,239

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
A Shares	11.51%	7.11%	7.82%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AALIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AILIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Value of a $10,000 Investment

Table Summary
	Hedged Equity Income Fund (Institutional Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$12,227	$11,494
Aug 22	$10,216	$10,855	$10,735
Aug 23	$10,923	$12,585	$11,812
Aug 24	$12,106	$16,000	$13,413
Aug 25	$13,921	$18,541	$14,449
Aug 26	$15,562	$22,320	$17,239

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	11.78%	7.37%	8.11%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AILIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APLIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$143	1.35%

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Value of a $10,000 Investment

Table Summary
	Hedged Equity Income Fund (Investor Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$12,227	$11,494
Aug 22	$10,176	$10,855	$10,735
Aug 23	$10,848	$12,585	$11,812
Aug 24	$11,993	$16,000	$13,413
Aug 25	$13,757	$18,541	$14,449
Aug 26	$15,352	$22,320	$17,239

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	11.60%	7.13%	7.85%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APLIX

Hedged Equity Income Fund

Annual Shareholder Report

August 31, 2026

A Shares

AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$76	0.75%

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Value of a $10,000 Investment

Table Summary
	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,143	$10,049	$10,093
Aug 18	$10,156	$9,944	$10,055
Aug 19	$10,620	$10,955	$10,657
Aug 20	$11,016	$11,664	$11,154
Aug 21	$11,062	$11,655	$11,204
Aug 22	$10,439	$10,313	$10,552
Aug 23	$10,557	$10,189	$10,679
Aug 24	$11,365	$10,933	$11,395
Aug 25	$11,821	$11,276	$11,944
Aug 26	$12,128	$11,489	$12,209

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
A Shares	2.59%	1.86%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Credit Rating

(as a % of Net Assets)

Other 3.2%
A- 2.0%
A 2.2%
BBB+ 2.7%
BBB 4.1%
BBB- 6.9%
NR 30.0%
AA+ 27.8%
A-1+ 20.5%

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AASTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.50%

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Value of a $10,000 Investment

Table Summary
	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,168	$10,049	$10,093
Aug 18	$10,207	$9,944	$10,055
Aug 19	$10,711	$10,955	$10,657
Aug 20	$11,126	$11,664	$11,154
Aug 21	$11,198	$11,655	$11,204
Aug 22	$10,581	$10,313	$10,552
Aug 23	$10,747	$10,189	$10,679
Aug 24	$11,609	$10,933	$11,395
Aug 25	$12,104	$11,276	$11,944
Aug 26	$12,449	$11,489	$12,209

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	2.85%	2.14%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AISTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Limited Duration Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	0.75%

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Value of a $10,000 Investment

Table Summary
	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,137	$10,049	$10,093
Aug 18	$10,144	$9,944	$10,055
Aug 19	$10,606	$10,955	$10,657
Aug 20	$10,990	$11,664	$11,154
Aug 21	$11,047	$11,655	$11,204
Aug 22	$10,415	$10,313	$10,552
Aug 23	$10,554	$10,189	$10,679
Aug 24	$11,372	$10,933	$11,395
Aug 25	$11,829	$11,276	$11,944
Aug 26	$12,122	$11,489	$12,209

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	2.48%	1.88%	1.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APSTX

Limited Duration Fund

Annual Shareholder Report

August 31, 2026

A Shares

AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$102	1.01%

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Value of a $10,000 Investment

Table Summary
	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020
Aug 25	$11,582	$11,273	$12,756
Aug 26	$11,866	$11,486	$13,232

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
A Shares	2.45%	0.45%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.76%

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Value of a $10,000 Investment

Table Summary
	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020
Aug 25	$11,806	$11,273	$12,756
Aug 26	$12,125	$11,486	$13,232

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	2.70%	0.70%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$102	1.01%

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Value of a $10,000 Investment

Table Summary
	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020
Aug 25	$11,622	$11,273	$12,756
Aug 26	$11,896	$11,486	$13,232

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	2.35%	0.43%	2.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APENX

Strategic Enhanced Yield Fund

Annual Shareholder Report

August 31, 2026

Administrative Shares

APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$67	0.66%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
U.S. Treasury Fund (Administrative Shares)
Aug 16	$10,000
Aug 17	$10,008
Aug 18	$10,088
Aug 19	$10,252
Aug 20	$10,308
Aug 21	$10,309
Aug 22	$10,330
Aug 23	$10,713
Aug 24	$11,228
Aug 25	$11,667
Aug 26	$12,038

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Administrative Shares	3.18%	3.15%	1.87%

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APGXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.24%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
U.S. Treasury Fund (Institutional Shares)
Aug 16	$10,000
Aug 17	$10,035
Aug 18	$10,157
Aug 19	$10,366
Aug 20	$10,450
Aug 21	$10,450
Aug 22	$10,485
Aug 23	$10,921
Aug 24	$11,493
Aug 25	$11,992
Aug 26	$12,426

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	3.61%	3.52%	2.20%

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APKXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

Select Shares

APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about U.S. Treasury Fund for the year of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Value of a $10,000 Investment

Table Summary
U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467
Aug 25	$11,975
Aug 26	$12,417

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Select Shares	3.70%	3.60%	2.53%

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APNXX

U.S. Treasury Fund

Annual Shareholder Report

August 31, 2026

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Value of a $10,000 Investment

Table Summary
	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117
Aug 25	$10,866	$11,523	$11,480
Aug 26	$11,104	$11,998	$11,750

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
A Shares	2.19%	1.95%	1.21%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.35%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Value of a $10,000 Investment

Table Summary
	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117
Aug 25	$11,206	$11,523	$11,480
Aug 26	$11,480	$11,998	$11,750

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	2.45%	2.18%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Value of a $10,000 Investment

Table Summary
	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117
Aug 25	$10,989	$11,523	$11,480
Aug 26	$11,230	$11,998	$11,750

Average Annual Total Returns

Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	2.19%	1.97%	1.35%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APUSX

Ultra Short Tax-Free Income Fund

Annual Shareholder Report

August 31, 2026

A Shares

AAWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about World Energy & Power Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$132	1.11%

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Value of a $10,000 Investment

Table Summary
	World Energy & Power Fund (A Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,416	$11,623	$10,067
Aug 18	$11,146	$13,909	$12,299
Aug 19	$7,986	$14,315	$10,152
Aug 20	$7,496	$17,455	$7,090
Aug 21	$10,969	$22,895	$9,605
Aug 22	$15,745	$20,325	$14,955
Aug 23	$17,440	$23,566	$17,042
Aug 24	$18,070	$29,960	$18,511
Aug 25	$22,282	$34,718	$19,576
Aug 26	$30,796	$41,793	$28,007

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
A Shares	38.21%	22.93%	11.90%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

C Shares

ACWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about World Energy & Power Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$219	1.85%

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Value of a $10,000 Investment

Table Summary
	World Energy & Power Fund (C Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,341	$11,623	$10,067
Aug 18	$10,977	$13,909	$12,299
Aug 19	$7,813	$14,315	$10,152
Aug 20	$7,275	$17,455	$7,090
Aug 21	$10,567	$22,895	$9,605
Aug 22	$15,049	$20,325	$14,955
Aug 23	$16,543	$23,566	$17,042
Aug 24	$17,010	$29,960	$18,511
Aug 25	$20,813	$34,718	$19,576
Aug 26	$28,556	$41,793	$28,007

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
C Shares	37.20%	22.00%	11.06%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

C Shares

 ACWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Institutional Shares

AIWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about World Energy & Power Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$100	0.84%

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Value of a $10,000 Investment

Table Summary
	World Energy & Power Fund (Institutional Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,431	$11,623	$10,067
Aug 18	$11,196	$13,909	$12,299
Aug 19	$8,047	$14,315	$10,152
Aug 20	$7,572	$17,455	$7,090
Aug 21	$11,114	$22,895	$9,605
Aug 22	$15,983	$20,325	$14,955
Aug 23	$17,744	$23,566	$17,042
Aug 24	$18,439	$29,960	$18,511
Aug 25	$22,785	$34,718	$19,576
Aug 26	$31,577	$41,793	$28,007

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	38.59%	23.23%	12.19%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Investor Shares

APWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

Fund Overview

This Annual shareholder report contains important information about World Energy & Power Fund for the year of September 1, 2025 to August 31, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$131	1.10%

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Value of a $10,000 Investment

Table Summary
	World Energy & Power Fund (Investor Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,413	$11,623	$10,067
Aug 18	$11,133	$13,909	$12,299
Aug 19	$7,986	$14,315	$10,152
Aug 20	$7,492	$17,455	$7,090
Aug 21	$10,974	$22,895	$9,605
Aug 22	$15,735	$20,325	$14,955
Aug 23	$17,422	$23,566	$17,042
Aug 24	$18,062	$29,960	$18,511
Aug 25	$22,262	$34,718	$19,576
Aug 26	$30,768	$41,793	$28,007

Average Annual Total Returns

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	38.21%	22.90%	11.89%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APWEX

World Energy & Power Fund

Annual Shareholder Report

August 31, 2026

(b)           Not applicable.

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is William H. Wilson Jr., who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2026                                       2025
(a)           Audit Fees                                                                                                                             $141,455                              $128,590

                                                                                                                                                                2026                                       2025
(b)           Audit-Related Fees*                                                                                                           $45,900                                 $41,725

*              Three security examinations in accordance with Rule 17f-2 of the Investment Company Act of 1940 and standards established by the American Institute of Certified Public Accountants (2 surprise counts and one as of the fiscal year ending August 31, 2026).

                                                                                                                                                                2026                                       2025
(c)           Tax Fees*                                                                                                                              $38,628                                 $37,199

*              Federal Income and Excise Return Preparation, MA Form 355 Preparation and Excise Distribution Calculation Review.

                                                                                                                                                                2026                                       2025
(d)           All Other Fees                                                                                                                      $__                                          $__

(e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)      Percent of services described in items (b) which were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for each of the last two fiscal years were as follows:
                                                                                                                                                                2026                                       2025
                                                                                                                                                                100%                                     100%

(f)            The percentage of hours expended on KPMG engagement to audit the Funds’ financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)           The aggregate non-audit fees billed by KPMG for services rendered to the Funds, and rendered to the Funds’ investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Funds for each of the last two fiscal years of the registrant were as follows:
                                                                                                                                                                2026                                       2025
                                                                                                                                                                $84,528                                 $78,924

(h)           The percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:
                                                                                                                                                                2026                                       2025
                                                                                                                                                                0%                                          0%
(i)            Not applicable.

(j)            Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

August 31, 2026
Annual Financial
Statements and Other
Information
U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
World Energy & Power Fund
Hedged Equity Income Fund

Table of Contents

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended
June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form
N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-MFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange
Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.
Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.
Statements of Assets and Liabilities
2
Statements of Operations
5
Statements of Changes in Net Assets
8
Schedules of Portfolio Investments
12
Notes to the Financial Statements
32
Financial Highlights
41
Report of Independent Registered Public Accounting Firm
57
Additional Fund Information (Unaudited)
58

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2026
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Assets:
Investments, at cost ..................................................................................................................
$ 587,648,662 $ 2,292,249,541
Investments, at value .................................................................................................................
587,648,662 2,292,249,541
Repurchase agreements, at cost/value .................................................................................................
1,252,394,468 1,085,000,000
Total Investments ..............................................................................................................
1,840,043,130 3,377,249,541
Interest and dividends receivable .....................................................................................................
1,279,725 10,877,066
Receivable for capital shares reinvested ...............................................................................................
3,891 2,339,235
Prepaid expenses and other assets ....................................................................................................
22,085 167,388
Total Assets ....................................................................................................................
1,841,348,831 3,390,633,230
Liabilities:
Distributions payable .................................................................................................................
4,975,174 9,482,111
Payable for investments purchased ...................................................................................................
— 50,000,000
Accrued expenses and other payables:
Investment advisory fees ..........................................................................................................
80,960 143,226
Administration fees ................................................................................................................
80,960 143,226
Distribution fees ...................................................................................................................
363,875 412,838
Custodian fees ....................................................................................................................
16,192 28,645
Trustee fees .......................................................................................................................
6,162 10,843
Fund accounting and compliance fees .............................................................................................
35,828 36,089
Transfer agent fees ................................................................................................................
9,624 22,273
Shareholder servicing fees ........................................................................................................
369,680 226,101
Other accrued liabilities ...........................................................................................................
61,136 112,428
Total Liabilities .................................................................................................................
5,999,591 60,617,780
Net Assets .....................................................................................................................
$ 1,835,349,240 $ 3,330,015,450
Composition of Net Assets:
Shares of beneficial interest, at par ....................................................................................................
$ 18,354 $ 33,307
Additional paid-in capital .............................................................................................................
1,835,342,005 3,329,942,513
Total distributable earnings/(loss)
(11,119) 39,630
Net Assets .....................................................................................................................
$ 1,835,349,240 $ 3,330,015,450
Net Assets:
Administrative Shares ................................................................................................................
$ 1,654,912,068 $ 837,763,398
Institutional Shares ...................................................................................................................
174,384,112 302,143,743
Select Shares .........................................................................................................................
6,053,060 1,652,614,419
Premier Shares .......................................................................................................................
— 537,493,890
Total ...........................................................................................................................
$ 1,835,349,240 $ 3,330,015,450
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares ................................................................................................................
1,654,918,837 838,092,913
Institutional Shares ...................................................................................................................
174,386,743 302,220,770
Select Shares .........................................................................................................................
6,053,014 1,652,911,765
Premier Shares .......................................................................................................................
— 537,522,083
Total ...........................................................................................................................
1,835,358,594 3,330,747,531
Net Asset Value, offering price & redemption price per share:
Administrative Shares ................................................................................................................
$ 1.00 $ 1.00
Institutional Shares ...................................................................................................................
$ 1.00 $ 1.00
Select Shares .........................................................................................................................
$ 1.00 $ 1.00
Premier Shares .......................................................................................................................
$ — $ 1.00

Continued

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2026
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Assets:
Investments, at cost ............................................................................................
$ 22,572,821 $ 111,795,874 $ 19,697,214
Investments in affiliates, at cost .................................................................................
525,077 852,090 584,585
Total Investments, at cost ................................................................................. 23,097,898 112,647,964 20,281,799
Investments, at value ...........................................................................................
21,391,418 107,097,731 19,451,236
Investments in affiliates, at value ................................................................................ 525,077 852,090 584,585
Total Investments, at value ...............................................................................
21,916,495 107,949,821 20,035,821
Interest and dividends receivable ...............................................................................
164,918 693,891 161,587
Receivable for capital shares issued .............................................................................
2,020 — 26
Receivable for capital shares reinvested .........................................................................
53,413 174,747 8,481
Receivable from adviser ........................................................................................
25,773 — 21,740
Receivable for fees waived or reimbursed .......................................................................

Prepaid expenses and other assets ..............................................................................
24,690 25,385 11,646
Total Assets .............................................................................................. 22,187,309 108,844,161 20,239,301
Liabilities:
Distributions payable ...........................................................................................
67,844 391,705 62,790
Payable for capital shares redeemed ............................................................................
13,538 20,977 1,755
Accrued expenses and other payables:
Investment advisory fees ....................................................................................
2,823 18,504 8,523
Administration fees ..........................................................................................
1,506 7,402 1,364
Distribution fees .............................................................................................
1,066 125 19
Custody fees ................................................................................................
188 925 170
Trustee fees .................................................................................................
78 371 71
Fund accounting and compliance fees .......................................................................
11,603 12,994 6,597
Transfer agent fees ..........................................................................................
10,599 9,919 8,296
Shareholder servicing fees ..................................................................................
4,769 — 4,153
Other accrued liabilities .....................................................................................
19,235 20,552 18,142
Total Liabilities ...........................................................................................
133,249 483,474 111,880
Net Assets ...............................................................................................
$ 22,054,060 $ 108,360,687 $ 20,127,421
Composition of Net Assets:
Shares of beneficial interest, at par ..............................................................................
$ 24 $ 130 $ 23
Additional paid-in capital .......................................................................................
38,219,699 128,265,062 22,747,087
Total distributable earnings/(loss)
(16,165,663) (19,904,505) (2,619,689)
Net Assets ...............................................................................................
$ 22,054,060 $ 108,360,687 $ 20,127,421
Net Assets:
Investor Shares .................................................................................................
$ 4,038,844 $ 545,558 $ 25,056
Institutional Shares .............................................................................................
17,041,313 107,770,661 20,047,312
A Shares .......................................................................................................
973,903 44,468 55,053
Total .....................................................................................................
$ 22,054,060 $ 108,360,687 $ 20,127,421
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares .................................................................................................
435,211 65,308 2,851
Institutional Shares .............................................................................................
1,837,093 12,933,932 2,310,762
A Shares .......................................................................................................
104,875 5,322 6,343
Total .....................................................................................................
2,377,179 13,004,562 2,319,956
Net Asset Value, offering price & redemption price per share:
Investor Shares .................................................................................................
$ 9.28 $ 8.35 $ 8.79
Institutional Shares .............................................................................................
$ 9.28 $ 8.33 $ 8.68
A Shares .......................................................................................................
$ 9.29 $ 8.36 $ 8.68
Maximum Sales Charge:
A Shares .......................................................................................................
2.00% 2.00% 2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares .......................................................................................................
$ 9.48 $ 8.53 $ 8.86

See notes to financial statements.
Statements of Assets and Liabilities
August 31, 2026
Concluded
Ultra Short
Tax-Free Income
Fund
World Energy &
Power Fund
Hedged Equity
Income Fund
Assets:
Investments, at cost .......................................................................................
$ 2,395,001 $ 259,077,970 $ 23,258,218
Investments in affiliates, at cost ............................................................................
1,328,791 6,064,885 538,438
Total Investments, at cost ............................................................................ 3,723,792 265,142,855 23,796,656
Investments, at value ......................................................................................
2,395,020 349,827,852 33,566,681
Investments in affiliates, at value ........................................................................... 1,328,791 6,064,885 538,438
Total Investments, at value ..........................................................................
3,723,811 355,892,737 34,105,119
Interest and dividends receivable ..........................................................................
17,707 757,586 55,983
Receivable for capital shares issued ........................................................................
— 257,828 13,605
Receivable for capital shares reinvested ....................................................................
3,217 — —
Receivable for investments sold ............................................................................
— 8,208,509 —
Receivable from adviser ...................................................................................
16,465 174,209 22,245
Prepaid expenses and other assets .........................................................................
11,585 28,709 13,585
Total Assets ......................................................................................... 3,772,785 365,319,578 34,210,537
Liabilities:
Written Options (Premiums received $0, $0 and $273,959, respectively) ...................................
— — 77,228
Distributions payable ......................................................................................
13,081 — —
Payable for investments purchased ........................................................................
— 10,913,335 —
Payable for capital shares redeemed .......................................................................
29 133,315 —
Accrued expenses and other payables:
Investment advisory fees ...............................................................................
816 170,530 23,080
Administration fees .....................................................................................
435 22,737 2,308
Distribution fees ........................................................................................
4 23,143 246
Custody fees ...........................................................................................
54 2,842 288
Trustee fees ............................................................................................
24 1,022 120
Fund accounting and compliance fees ..................................................................
1,942 4,506 1,058
Transfer agent fees .....................................................................................
7,709 16,972 8,515
Shareholder servicing fees .............................................................................
6,140 49,021 6,348
Other accrued liabilities ................................................................................
16,955 38,284 19,127
Total Liabilities ......................................................................................
47,189 11,375,707 138,318
Net Assets ..........................................................................................
$ 3,725,596 $ 353,943,871 $ 34,072,219
Composition of Net Assets:
Shares of beneficial interest, at par .........................................................................
$ 4 $ 153 $ 24
Additional paid-in capital ..................................................................................
3,732,229 260,489,345 25,381,130
Total distributable earnings/(loss)
(6,637) 93,454,373 8,691,065
Net Assets ..........................................................................................
$ 3,725,596 $ 353,943,871 $ 34,072,219
Net Assets:
Investor Shares ............................................................................................
$ 1,924 $ 41,007,648 $ 124,827
Institutional Shares ........................................................................................
3,705,518 289,125,528 32,957,318
A Shares ..................................................................................................
18,154 8,179,887 990,074
C Shares ..................................................................................................
— 15,630,808 —
Total ................................................................................................
$ 3,725,596 $ 353,943,871 $ 34,072,219
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares ............................................................................................
193 1,771,774 8,740
Institutional Shares ........................................................................................
369,634 12,488,484 2,315,952
A Shares ..................................................................................................
1,817 354,433 69,543
C Shares ..................................................................................................
— 688,152 —
Total ................................................................................................
371,644 15,302,843 2,394,235
Net Asset Value, offering price & redemption price per share:
Investor Shares ............................................................................................
$ 9.97 $ 23.14 $ 14.28
Institutional Shares ........................................................................................
$ 10.02 $ 23 .15 $ 14.23
A Shares ..................................................................................................
$ 9.99 $ 23.08 $ 14.24
C Shares ..................................................................................................
$ — $ 22.71 $ —
Maximum Sales Charge:
A Shares ..................................................................................................
1.00% 2.00% 2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
A Shares ..................................................................................................
$ 10.09 $ 23.55 $ 14.53

See notes to financial statements.
Statements of Operations
August 31, 2026
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Investment Income:
Interest income .......................................................................................................................
$ 64,933,537 $ 115,483,395
Dividend income .....................................................................................................................
4,360,960 9,270,832
Total income ......................................................................................................................
69,294,497 124,754,227
Expenses:
Investment advisory fees ..............................................................................................................
913,858 1,658,716
Administration fees ...................................................................................................................
913,858 1,658,716
Distribution fees - Administrative Shares ..............................................................................................
4,007,818 2,029,887
Distribution fees - Premier Shares ....................................................................................................
— 2,855,416
Shareholder servicing fees - Administrative Shares ....................................................................................
4,007,818 2,029,887
Shareholder servicing fees - Institutional Shares ......................................................................................
525,053 799,177
Shareholder servicing fees - Select Shares ............................................................................................
36,419 4,036,808
Shareholder servicing fees - Premier Shares ..........................................................................................
— 1,427,708
Fund accounting and compliance fees ................................................................................................
386,884 685,561
Transfer agent fees ....................................................................................................................
60,917 153,239
Custodian fees .......................................................................................................................
180,586 335,057
Trustee fees ...........................................................................................................................
54,038 99,726
Professional fees .....................................................................................................................
111,520 183,536
Printing fees ..........................................................................................................................
41,063 72,401
Registration fees ......................................................................................................................
26,218 401,225
Other expenses .......................................................................................................................
168,669 284,707
Total expenses before fee and expense reductions .................................................................................. 11,434,719 18,711,767
Shareholder servicing fees waived - Administrative Shares ............................................................................
(1,021) (4,424)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(358,184) (543,477)
Shareholder servicing fees waived - Select Shares ....................................................................................
(36,419) (4,036,808)
Shareholder servicing fees waived - Premier Shares ...................................................................................
— (1,427,708)
Net expenses ...................................................................................................................... 11,039,095 12,699,350
Net investment income/(loss) .........................................................................................................
58,255,402 112,054,877
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment transactions ..................................................................
— 298
Net realized/unrealized gains/(losses) on investments ..............................................................................
— 298
Change in net assets resulting from operations ....................................................................................
$ 58,255,402 $ 112,055,175

Continued

See notes to financial statements.
Statements of Operations
August 31, 2026
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Ultra Short Tax-
Free Income Fund
Investment Income:
Interest income ..................................................................
$ 931,967 $ 4,857,734 $ 1,011,709 $ 303,101
Dividend income from affiliates ..................................................
44,357 93,044 14,098 15,687
Total income .................................................................
976,324 4,950,778 1,025,807 318,788
Expenses:
Investment advisory fees .........................................................
35,991 218,820 101,139 16,102
Administration fees ..............................................................
19,195 87,528 16,182 8,588
Distribution fees - Investor Shares ...............................................
10,025 1,703 88 4
Distribution fees - A Shares ......................................................
2,691 114 224 44
Shareholder servicing fees - Investor Shares .....................................
10,025 1,703 88 4
Shareholder servicing fees - Institutional Shares .................................
47,268 271,709 50,258 26,786
Shareholder servicing fees - A Shares ...........................................
1,077 45 90 18
Fund accounting and compliance fees ...........................................
32,293 48,755 18,516 6,648
Transfer agent fees ...............................................................
74,066 65,377 58,144 52,422
Custodian fees ..................................................................
2,268 10,529 1,941 1,137
Trustee fees ......................................................................
788 3,444 670 362
Professional fees ................................................................
33,418 36,732 33,952 31,794
Printing fees .....................................................................
10,439 11,470 8,241 8,365
Registration fees .................................................................
42,389 42,983 36,341 36,368
Other expenses ..................................................................
4,520 9,120 4,302 3,804
Total expenses before fee and expense reductions ............................. 326,453 810,032 330,176 192,446
Investment advisory fees waived/expenses reimbursed by Investment Adviser ....
(137,861) (1,337) (126,835) (132,215)
Administration fees waived ......................................................
(673) (1,337) (184) (198)
Shareholder servicing fees waived - Investor Shares .............................
(9,601) (1,703) (87) —
Shareholder servicing fees waived - Institutional Shares ..........................
(45,718) (271,706) (48,999) (22,477)
Shareholder servicing fees waived - A Shares ....................................
— (45) (66) (18)
Net expenses ................................................................. 132,600 533,904 154,005 37,538
Net investment income/(loss) ....................................................
843,724 4,416,874 871,802 281,250
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment and foreign currency transactions ..................................................................
(1,248,504) (1,756,845) 109,426 (6,390)
Change in unrealized appreciation/(depreciation) on unaffiliated investments and foreign currencies ............................................................
1,079,931 (317,433) (422,567) (11,638)
Net realized/unrealized gains/(losses) on investments .........................
(168,573) (2,074,278) (313,141) (18,028)
Change in net assets resulting from operations ...............................
$ 675,151 $ 2,342,596 $ 558,661 $ 263,222

See notes to financial statements.
Statements of Operations
August 31, 2026
Concluded
World Energy &
Power Fund
Hedged Equity
Income Fund
Investment Income:
Interest income .......................................................................................................................
$ 341,575 $ —
Dividend income .....................................................................................................................
4,255,204 568,961
Dividend income from affiliates .......................................................................................................
120,751 22,298
Foreign tax withholding ...............................................................................................................
(190,721) (1,054)
Total income ......................................................................................................................
4,526,809 590,205
Expenses:
Investment advisory fees ..............................................................................................................
1,434,212 256,778
Administration fees ...................................................................................................................
191,228 25,678
Distribution fees - Investor Shares ....................................................................................................
73,744 2,511
Distribution fees - A Shares ...........................................................................................................
19,991 2,362
Distribution fees - C Shares ..........................................................................................................
118,625 —
Shareholder servicing fees - Investor Shares ..........................................................................................
73,744 2,511
Shareholder servicing fees - Institutional Shares ......................................................................................
474,197 75,370
Shareholder servicing fees - A Shares ................................................................................................
7,996 945
Shareholder servicing fees - C Shares ................................................................................................
29,656 —
Fund accounting and compliance fees ................................................................................................
51,196 8,263
Transfer agent fees ....................................................................................................................
122,585 59,950
Custodian fees .......................................................................................................................
24,204 3,219
Trustee fees ...........................................................................................................................
7,315 1,040
Professional fees .....................................................................................................................
40,759 34,369
Printing fees ..........................................................................................................................
44,927 9,507
Registration fees ......................................................................................................................
55,653 39,766
Other expenses .......................................................................................................................
30,863 5,080
Total expenses before fee and expense reductions .................................................................................. 2,800,895 527,349
Investment advisory fees waived/expenses reimbursed by Investment Adviser .........................................................
(152,119) (98,840)
Administration fees waived ...........................................................................................................
(1,568) (298)
Shareholder servicing fees waived - Investor Shares ..................................................................................
(46,380) (1,942)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(331,139) (67,932)
Shareholder servicing fees waived - A Shares .........................................................................................
(5,733) (249)
Shareholder servicing fees waived - C Shares .........................................................................................
(27,260) —
Net expenses ...................................................................................................................... 2,236,696 358,088
Net investment income/(loss) .........................................................................................................
2,290,113 232,117
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment transactions ..................................................................
12,779,657 595,294
Net realized gains/(losses) from written options contract transactions .................................................................
— (87,836)
Change in unrealized appreciation/(depreciation) on unaffiliated investments .........................................................
57,892,677 2,664,155
Change in unrealized appreciation/(depreciation) on written options contracts .........................................................
— 56,434
Net realized/unrealized gains/(losses) on investments ..............................................................................
70,672,334 3,228,047
Change in net assets resulting from operations ....................................................................................
$ 72,962,447 $ 3,460,164

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2026
U.S. Treasury Fund Government Securities Money Market Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income .............................................. $ 58,255,402 $ 68,948,474 $ 112,054,877 $ 125,246,469
Net realized gains/(losses) from investment transactions .............. — (9,780) 298 40,365
Change in net assets resulting from operations .......................... 58,255,402 68,938,694 112,055,175 125,286,834
Distributions to Shareholders:
Administrative Shares ............................................... (50,193,578) (58,341,078) (25,088,636) (27,045,333)
Institutional Shares .................................................. (7,526,172) (10,214,733) (11,257,406) (12,247,155)
Select Shares ....................................................... (535,733) (392,648) (58,018,210) (64,820,018)
Premier Shares ...................................................... — — (17,690,631) (21,133,967)
Change in net assets from shareholder distributions ..................... (58,255,483) (68,948,459) (112,054,883) (125,246,473)
Change in net assets from capital transactions ........................... (43,880,776) 118,822,093 147,438,350 435,178,717
Change in net assets .................................................... (43,880,857) 118,812,328 147,438,642 435,219,078
Net Assets:
Beginning of year .................................................... 1,879,230,097 1,760,417,769 3,182,576,808 2,747,357,730
End of year .......................................................... $ 1,835,349,240 $ 1,879,230,097 $ 3,330,015,450 $ 3,182,576,808
Capital Share Transactions*:
Administrative Shares
Issued .............................................................. 2,310,565,744 1,687,625,372 866,810,937 1,002,771,739
Reinvested .......................................................... 58,484 113,828 339,072 470,057
Redeemed ........................................................... (2,250,022,125) (1,651,558,403) (775,634,661) (841,238,393)
Change in Administrative Shares ................................. 60,602,103 36,180,797 91,515,348 162,003,403
Institutional Shares
Issued .............................................................. 278,571,807 623,753,249 454,076,857 638,078,651
Reinvested .......................................................... — — 795,796 1,088,497
Redeemed ........................................................... (372,134,229) (552,611,222) (483,588,729) (558,095,631)
Change in Institutional Shares .................................... (93,562,422) 71,142,027 (28,716,076) 81,071,517
Select Shares
Issued .............................................................. 17,099,190 38,720,148 2,538,809,152 2,326,047,042
Reinvested .......................................................... — — 9,940,657 10,613,818
Redeemed ........................................................... (28,019,647) (27,220,879) (2,448,453,748) (2,193,020,009)
Change in Select Shares ......................................... (10,920,457) 11,499,269 100,296,061 143,640,851
Premier Shares
Issued .............................................................. — — 1,671,189,644 1,963,320,103
Reinvested .......................................................... — — 17,315,639 20,578,701
Redeemed ........................................................... — — (1,704,162,266) (1,935,435,858)
Change in Premier Shares ........................................ — — (15,656,983) 48,462,946
Change in shares: ...................................................... (43,880,776) 118,822,093 147,438,350 435,178,717
* Share transactions are at net asset value of $1.00 per share.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2026
Limited Duration Fund Bond Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 843,724 $ 1,038,409 $ 4,416,874 $ 4,384,771
Net realized gains/(losses) from investment transactions .................. (1,248,504) (425,488) (1,756,845) (1,382,561)
Change in unrealized appreciation/(depreciation) on investments .......... 1,079,931 667,831 (317,433) 90,434
Change in net assets resulting from operations .............................. 675,151 1,280,752 2,342,596 3,092,644
Distributions to Shareholders:
Investor Shares .......................................................... (132,942) (116,264) (25,750) (24,863)
Institutional Shares ...................................................... (672,389) (896,845) (4,387,982) (4,355,318)
A Shares ................................................................ (35,637) (51,180) (1,726) (1,955)
Change in net assets from shareholder distributions ......................... (840,968) (1,064,289) (4,415,458) (4,382,136)
Change in net assets from capital transactions ............................... (6,182,157) (9,973,816) (4,351,435) (7,391,625)
Change in net assets ........................................................ (6,347,974) (9,757,353) (6,424,297) (8,681,117)
Net Assets:
Beginning of year ........................................................ 28,402,034 38,159,387 114,784,984 123,466,101
End of year .............................................................. $ 22,054,060 $ 28,402,034 $ 108,360,687 $ 114,784,984
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 178,240 $ 621,232 $ 49,796 $ 14,760
Dividends reinvested .................................................... 129,626 113,421 25,638 24,863
Cost of shares redeemed ................................................. (236,402) (389,685) (212,220) (53,910)
Change in net assets from Investor Shares ............................ 71,464 344,968 (136,786) (14,287)
Institutional Shares
Proceeds from shares issued ............................................ 1,669,209 1,421,585 24,382,432 15,994,939
Dividends reinvested .................................................... 457,851 544,184 2,018,389 1,819,689
Cost of shares redeemed ................................................. (8,188,323) (11,805,232) (30,617,562) (25,177,418)
Change in net assets from Institutional Shares ........................ (6,061,263) (9,839,463) (4,216,741) (7,362,790)
A Shares
Proceeds from shares issued ............................................ 50,669 28 98,345 10
Dividends reinvested .................................................... 35,094 50,631 1,686 1,955
Cost of shares redeemed ................................................. (278,121) (529,980) (97,939) (16,513)
Change in net assets from A Shares ................................... (192,358) (479,321) 2,092 (14,548)
Change in net assets resulting from capital transactions: ..................... $ (6,182,157) $ (9,973,816) $ (4,351,435) $ (7,391,625)
Share Transactions:
Investor Shares
Issued .................................................................. 19,034 66,597 5,800 1,739
Reinvested .............................................................. 13,843 12,172 3,003 2,927
Redeemed ............................................................... (25,228) (41,816) (25,043) (6,369)
Change in Investor Shares ............................................ 7,649 36,953 (16,240) (1,703)
Institutional Shares
Issued .................................................................. 178,126 152,698 2,862,019 1,902,039
Reinvested .............................................................. 48,915 58,433 237,158 214,784
Redeemed ............................................................... (873,686) (1,271,542) (3,583,922) (2,988,306)
Change in Institutional Shares ........................................ (646,645) (1,060,411) (484,745) (871,483)
A Shares
Issued .................................................................. 5,394 3 11,382 1
Reinvested .............................................................. 3,745 5,430 198 230
Redeemed ............................................................... (29,655) (56,610) (11,388) (1,954)
Change in A Shares .................................................. (20,516) (51,177) 192 (1,723)
Change in shares: .................................................... (659,512) (1,074,635) (500,793) (874,909)

Continued

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2026
Strategic Enhanced Yield Fund Ultra Short Tax-Free Income Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 871,802 $ 914,551 $ 281,250 $ 370,504
Net realized gains/(losses) from investment transactions .................. 109,426 88,581 (6,390) —
Change in unrealized appreciation/(depreciation) on investments .......... (422,567) (145,415) (11,638) 7,239
Change in net assets resulting from operations .............................. 558,661 857,717 263,222 377,743
Distributions to Shareholders:
Investor Shares .......................................................... (1,413) (46,928) (46) (57)
Institutional Shares ...................................................... (835,324) (840,871) (280,568) (369,869)
A Shares ................................................................ (3,431) (5,047) (426) (480)
Change in net assets from shareholder distributions ......................... (840,168) (892,846) (281,040) (370,406)
Change in net assets from capital transactions ............................... (764,037) 6,409,598 (8,643,557) 1,994,463
Change in net assets ........................................................ (1,045,544) 6,374,469 (8,661,375) 2,001,800
Net Assets:
Beginning of year ........................................................ 21,172,965 14,798,496 12,386,971 10,385,171
End of year .............................................................. $ 20,127,421 $ 21,172,965 $ 3,725,596 $ 12,386,971
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 25,501 $ 2,824,373 $ 176 $ 190
Dividends reinvested .................................................... 1,412 46,928 47 57
Cost of shares redeemed ................................................. (25,529) (2,856,802) (327) (159)
Change in net assets from Investor Shares ............................ 1,384 14,499 (104) 88
Institutional Shares
Proceeds from shares issued ............................................ 3,416,305 9,607,309 4,154,556 4,558,728
Dividends reinvested .................................................... 116,258 148,596 94,786 111,254
Cost of shares redeemed ................................................. (4,235,701) (3,352,291) (12,893,149) (2,676,097)
Change in net assets from Institutional Shares ........................ (703,138) 6,403,614 (8,643,807) 1,993,885
A Shares
Proceeds from shares issued ............................................ — 19 — 10
Dividends reinvested .................................................... 2,291 4,721 426 480
Cost of shares redeemed ................................................. (64,574) (13,255) (72) —
Change in net assets from A Shares ................................... (62,283) (8,515) 354 490
Change in net assets resulting from capital transactions: ..................... $ (764,037) $ 6,409,598 $ (8,643,557) $ 1,994,463
Share Transactions:
Investor Shares
Issued .................................................................. 2,830 318,499 18 19
Reinvested .............................................................. 158 5,314 5 5
Redeemed ............................................................... (2,900) (323,825) (33) (16)
Change in Investor Shares ............................................ 88 (12) (10) 8
Institutional Shares
Issued .................................................................. 387,604 1,103,397 413,802 454,108
Reinvested .............................................................. 13,143 17,027 9,444 11,085
Redeemed ............................................................... (477,261) (384,774) (1,284,835) (266,652)
Change in Institutional Shares ........................................ (76,514) 735,650 (861,589) 198,541
A Shares
Issued .................................................................. — 1 — 1
Reinvested .............................................................. 259 541 43 48
Redeemed ............................................................... (7,270) (1,519) (7) —
Change in A Shares .................................................. (7,011) (977) 36 49
Change in shares: .................................................... (83,437) 734,661 (861,563) 198,598

See notes to financial statements.
Statements of Changes in Net Assets
August 31, 2026
Concluded
World Energy & Power Fund Hedged Equity Income Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 2,290,113 $ 1,535,468 $ 232,117 $ 254,825
Net realized gains/(losses) from investment transactions .................. 12,779,657 3,202,433 507,458 1,663,008
Change in unrealized appreciation/(depreciation) on investments .......... 57,892,677 17,984,064 2,720,589 1,753,361
Change in net assets resulting from operations .............................. 72,962,447 22,721,965 3,460,164 3,671,194
Distributions to Shareholders:
Investor Shares .......................................................... (238,229) (131,510) (4,180) (510)
Institutional Shares ...................................................... (1,912,140) (806,129) (229,350) (262,046)
A Shares ................................................................ (57,696) (31,758) (4,938) (6,811)
C Shares ................................................................ (30,317) (22,697) — —
Change in net assets from shareholder distributions ......................... (2,238,382) (992,094) (238,468) (269,367)
Change in net assets from capital transactions ............................... 139,647,112 23,955,740 1,828,234 (2,546,939)
Change in net assets ........................................................ 210,371,177 45,685,611 5,049,930 854,888
Net Assets:
Beginning of year ........................................................ 143,572,694 97,887,083 29,022,289 28,167,401
End of year .............................................................. $ 353,943,871 $ 143,572,694 $ 34,072,219 $ 29,022,289
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 20,298,996 $ 8,858,953 $ 301,761 $ 1,513,997
Dividends reinvested .................................................... 238,091 131,303 4,180 510
Cost of shares redeemed ................................................. (8,472,257) (8,912,162) (1,923,318) (1,959)
Change in net assets from Investor Shares ............................ 12,064,830 78,094 (1,617,377) 1,512,548
Institutional Shares
Proceeds from shares issued ............................................ 165,678,316 44,790,072 7,536,203 2,818,408
Dividends reinvested .................................................... 1,578,871 614,849 65,680 41,090
Cost of shares redeemed ................................................. (42,936,032) (23,104,392) (4,076,007) (6,550,341)
Change in net assets from Institutional Shares ........................ 124,321,155 22,300,529 3,525,876 (3,690,843)
A Shares
Proceeds from shares issued ............................................ 3,416,899 3,242,074 128,793 209,855
Dividends reinvested .................................................... 57,298 31,410 4,938 6,811
Cost of shares redeemed ................................................. (4,219,826) (741,915) (213,996) (585,310)
Change in net assets from A Shares ................................... (745,629) 2,531,569 (80,265) (368,644)
C Shares
Proceeds from shares issued ............................................ 5,214,761 1,049,564 — —
Dividends reinvested .................................................... 30,317 22,640 — —
Cost of shares redeemed ................................................. (1,238,322) (2,026,656) — —
Change in net assets from C Shares .................................. 4,006,756 (954,452) — —
Change in net assets resulting from capital transactions: ..................... $ 139,647,112 $ 23,955,740 $ 1,828,234 $ (2,546,939)
Share Transactions:
Investor Shares
Issued .................................................................. 956,497 571,406 22,898 120,930
Reinvested .............................................................. 11,320 9,187 315 45
Redeemed ............................................................... (407,336) (614,535) (142,855) (167)
Change in Investor Shares ............................................ 560,481 (33,942) (119,642) 120,808
Institutional Shares
Issued .................................................................. 8,000,062 2,894,760 561,502 238,700
Reinvested .............................................................. 75,338 41,657 4,991 3,588
Redeemed ............................................................... (2,022,795) (1,589,499) (307,761) (573,135)
Change in Institutional Shares ......................................... 6,052,605 1,346,918 258,732 (330,847)
A Shares
Issued .................................................................. 165,275 220,026 9,517 18,736
Reinvested .............................................................. 2,755 2,139 376 604
Redeemed ............................................................... (196,425) (49,749) (15,872) (48,768)
Change in A Shares .................................................. (28,395) 172,416 (5,979) (29,428)
C Shares
Issued .................................................................. 257,801 70,800 — —
Reinvested .............................................................. 1,407 1,689 — —
Redeemed ............................................................... (61,199) (141,287) — —
Change in C Shares .................................................. 198,009 (68,798) — —
Change in shares: .................................................... 6,782,700 1,416,594 133,111 (239,467)

Schedule of Portfolio Investments
August 31, 2026
U.S. Treasury Fund

See notes to financial statements.
Principal
Amount Security Description
Amortized
Cost
U.S. Treasury Obligations (32.1%)
U.S. Treasury Bills
$ 20,000,000 0.00% , 9/1/26
(a)
..................... $ 20,000,000
20,000,000 3.22% , 9/10/26
(a)
.................... 19,982,125
15,000,000 3.37% , 9/17/26 ..................... 14,976,192
18,000,000 3.41% , 9/15/26 ..................... 17,974,485
19,000,000 3.48% , 9/22/26
(a)
.................... 18,959,657
19,000,000 3.53% , 10/1/26 ..................... 18,942,351
20,000,000 3.57% , 10/6/26 ..................... 19,928,919
20,000,000 3.59% , 10/13/26 .................... 19,914,577
18,000,000 3.62% , 10/8/26
(a)
.................... 17,931,411
45,000,000 3.62% , 10/22/26
(a)
................... 44,765,992
18,000,000 3.64% , 10/15/26
(a)
................... 17,918,521
24,000,000 3.70% , 11/5/26 ..................... 23,838,280
20,000,000 3.72% , 11/3/26 ..................... 19,868,750
25,000,000 3.74% , 11/17/26 .................... 24,798,864
19,000,000 3.74% , 12/15/26 .................... 18,793,157
19,000,000 3.76% , 1/21/27
(a)
.................... 18,720,195
18,000,000 3.85% , 12/1/26 ..................... 17,824,597
355,138,073
U.S. Treasury Notes
8,000,000 0.50% , 6/30/27 ..................... 7,767,662
41,000,000 1.50% , 1/31/27 ..................... 40,641,360
25,000,000 1.75% , 12/31/26 .................... 24,855,241
50,000,000 1.88% , 2/28/27 ..................... 49,570,753
20,000,000 2.63% , 5/31/27 ..................... 19,812,234
20,000,000 2.75% , 4/30/27 ..................... 19,866,571
15,000,000 3.50% , 9/30/26 ..................... 14,997,716
8,000,000 3.88% , 7/31/27 ..................... 7,973,631
30,000,000 4.13% , 10/31/26 .................... 30,017,392
17,000,000 4.13% , 2/15/27 ..................... 17,008,029
232,510,589
Total U.S. Treasury Obligations (Cost $587,648,662) ............ 587,648,662
Repurchase Agreements (68.2%)
90,000,000 Bank of Montreal, 3.63%, 9/1/26, (Purchased on
8/31/26, proceeds at maturity $90,009,075,
Collateralized by various U.S. Treasury
Obligations, (2.25% - 4.63%), (6/15/29 -
11/15/55), fair value of $91,800,015) ..... 90,000,000
Principal
Amount Security Description
Amortized
Cost
Repurchase Agreements, continued:
$ 5,000,000 Bank of New York Mellon, 3.55%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$5,000,493, Collateralized by a U.S. Treasury
Obligation, (0.13%), (1/15/30), fair value of
$5,100,097) ..................... $ 5,000,000
135,000,000 Credit Agricole CIB NY, 3.63%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $135,013,613, Collateralized by
various U.S. Treasury Obligations, (0.00% -
4.88%), (10/20/26 - 8/15/55), fair value of
$137,700,001) .................... 135,000,000
5,000,000 Goldman Sachs & Co., 3.60%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$5,000,500, Collateralized by a U.S. Treasury
Obligation, (0.00%), (11/15/43), fair value of
$5,100,014) ..................... 5,000,000
80,000,000 Nomura Securities International, Inc., 3.64%,
9/1/26, (Purchased on 8/31/26, proceeds
at maturity $80,008,089, Collateralized by
various U.S. Treasury Obligations, (0.13% -
4.63%), (10/15/28 - 7/31/31), fair value of
$81,630,067) .................... 80,000,000
315,000,000 Northern Trust Corp., 3.60%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $315,031,500, Collateralized by
various U.S. Treasury Obligations, (1.63% -
3.63%), (11/15/50 - 5/15/53), fair value of
$321,300,000) .................... 315,000,000
330,000,000 Royal Bank of Canada, 3.63%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $330,033,275, Collateralized by
various U.S. Treasury Obligations, (0.63% -
4.75%), (8/15/27 - 11/15/55), fair value of
$336,600,036) .................... 330,000,000
292,394,468 State Street Bank & Trust Co., 3.62%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $292,423,870, Collateralized by
various U.S. Treasury Obligations, (0.38%
- 3.75%), (1/15/27 - 5/15/28), fair value of
$298,242,648) .................... 292,394,468
Total Repurchase Agreements (Cost $1,252,394,468) ............ 1,252,394,468
Total Investments (Cost $1,840,043,130)
(b)
— 100.3% ........... 1,840,043,130
Net other assets (liabilities) — (0.3)% ..................... (4,693,890)
Net Assets — 100.0% ................................ $ 1,835,349,240
(a) Zero coupon bond. The rate presented is the rate in effect at August 31, 2026.
(b) Cost and value for federal income tax and financial reporting purposes are the same.

Schedule of Portfolio Investments
August 31, 2026
Government Securities Money Market Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities (53.1%)
Fannie Mae
$ 35,000,000 3.49%, 9/21/26
(a)
.................... $ 34,928,833
Federal Farm Credit Banks Funding Corp.
10,000,000 0.60% , 1/27/27 ..................... 9,875,836
11,500,000 3.15% , 3/22/27 ..................... 11,454,236
14,305,000 3.50% , 1/28/27 ..................... 14,303,288
10,000,000 3.69% ( SOFR + 4 bps ) , 11/19/26 .......... 10,000,000
15,000,000 3.69% ( SOFR + 4 bps ) , 2/9/27 ........... 15,000,000
35,000,000 3.69% ( SOFR + 4 bps ) , 2/24/27 .......... 35,000,000
50,000,000 3.69% ( SOFR + 4 bps ) , 3/8/27 ........... 50,000,000
25,000,000 3.69% ( SOFR + 4 bps ) , 2/12/27 .......... 25,000,000
50,000,000 3.69% ( SOFR + 4 bps ) , 4/1/27 ........... 50,000,000
35,000,000 3.69% ( SOFR + 4 bps ) , 4/7/27 ........... 35,000,000
50,000,000 3.70% ( SOFR + 5 bps ) , 10/27/26 .......... 50,000,000
35,000,000 3.70% ( SOFR + 5 bps ) , 11/6/26 .......... 35,000,000
10,000,000 3.70% ( SOFR + 5 bps ) , 2/3/27 ........... 10,000,000
50,000,000 3.71% ( SOFR + 6 bps ) , 4/20/27 , Callable
10/20/26 @ 100
*
..................
50,000,000
25,000,000 3.72% ( SOFR + 7 bps ) , 9/10/26 .......... 25,000,000
15,000,000 3.72% ( SOFR + 7 bps ) , 9/18/26 .......... 15,000,000
15,000,000 3.72% ( SOFR + 7 bps ) , 5/21/27 .......... 15,000,000
50,000,000 3.72% ( SOFR + 7 bps ) , 9/9/27 , Callable 3/9/27
@ 100
*
.........................
50,000,000
15,000,000 3.72% ( SOFR + 6 bps ) , 9/4/26 ........... 15,000,000
10,000,000 3.72% ( SOFR + 6 bps ) , 9/4/26 ........... 10,000,000
15,000,000 3.72% ( SOFR + 7 bps ) , 6/24/27 .......... 15,000,000
25,000,000 3.72% ( SOFR + 7 bps ) , 8/10/27 .......... 25,000,000
10,000,000 3.72% ( SOFR + 7 bps ) , 8/20/27 .......... 10,000,000
50,000,000 3.73% ( SOFR + 8 bps ) , 9/7/27 ........... 50,000,000
50,000,000 3.74% ( SOFR + 9 bps ) , 9/3/27 , Callable 3/3/27
@ 100
*
.........................
50,000,000
18,175,000 3.75% , 3/30/27 ..................... 18,180,350
25,000,000 3.77% ( SOFR + 12 bps ) , 8/27/27 .......... 25,010,601
35,000,000 3.88% , 5/26/27 ..................... 34,969,006
35,386,000 4.13% , 2/12/27 ..................... 35,419,528
11,800,000 4.50% , 3/26/27 ..................... 11,845,318
806,058,163
Federal Home Loan Banks
13,740,000 0.85% , 11/5/26 ..................... 13,667,097
8,930,000 0.97% , 9/30/26 ..................... 8,910,681
6,500,000 3.00% , 9/11/26 ..................... 6,498,620
51,000,000 3.25% , 9/9/26
(a)
..................... 50,958,633
35,000,000 3.57% , 10/7/26
(a)
.................... 34,871,900
35,000,000 3.58% , 10/2/26
(a)
.................... 34,888,938
35,000,000 3.60% , 9/23/26
(a)
.................... 34,919,685
35,000,000 3.60% , 9/25/26
(a)
.................... 34,912,733
35,000,000 3.61% , 11/27/26
(a)
................... 34,693,809
35,000,000 3.64% , 10/20/26
(a)
................... 34,823,974
35,000,000 3.64% , 11/25/26
(a)
................... 34,697,955
14,000,000 3.65% , 10/23/26
(a)
................... 13,925,178
35,000,000 3.65% , 12/24/26
(a)
................... 34,596,567
35,000,000 3.68% ( SOFR + 3 bps ) , 12/22/26 .......... 35,000,000
50,000,000 3.68% ( SOFR + 3 bps ) , 1/20/27 .......... 49,998,756
35,000,000 3.69% ( SOFR + 4 bps ) , 1/22/27 .......... 35,000,661
35,000,000 3.70% ( SOFR + 5 bps ) , 2/16/27 .......... 35,000,000
35,000,000 3.70% ( SOFR + 5 bps ) , 2/8/27 , Callable 1/8/27
@ 100
*
.........................
35,000,000
35,000,000 3.70% ( SOFR + 5 bps ) , 2/16/27 .......... 35,000,000
35,000,000 3.72% ( SOFR + 7 bps ) , 9/11/26 .......... 35,000,000
35,000,000 3.72% ( SOFR + 7 bps ) , 5/10/27 .......... 35,000,000
35,000,000 3.73% ( SOFR + 8 bps ) , 4/8/27 ........... 35,007,169
5,300,000 3.73% , 10/14/26
(a)
................... 5,275,944
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities, continued:
Federal Home Loan Banks, continued:
$ 50,000,000 4.00% , 10/9/26 ..................... $ 50,018,575
59,150,000 4.00% , 3/10/27 ..................... 59,189,140
55,920,000 4.13% , 1/15/27 ..................... 56,007,628
8,000,000 4.88% , 9/11/26 ..................... 8,002,142
880,865,785
Federal Home Loan Mortgage Corporation
17,280,000 0.80% , 10/27/26 .................... 17,199,812
31,370,000 0.80% , 10/28/26 .................... 31,221,357
48,421,169
Total U.S. Government Agency Securities (Cost $1,770,273,950) .... 1,770,273,950
U.S. Treasury Obligations (9.8%)
U.S. Treasury Notes
16,000,000 0.50%, 6/30/27 ..................... 15,535,324
35,000,000 1.13%, 10/31/26 .................... 34,859,120
35,000,000 1.25%, 11/30/26 .................... 34,804,338
35,000,000 1.50%, 1/31/27 ..................... 34,687,143
35,000,000 1.75%, 12/31/26 .................... 34,797,337
35,000,000 3.50%, 9/30/26 ..................... 34,994,873
35,000,000 3.75%, 4/30/27 ..................... 34,980,044
16,000,000 3.88%, 7/31/27 ..................... 15,947,262
35,000,000 4.13%, 10/31/26 .................... 35,018,165
50,000,000 4.13%, 2/28/27 ..................... 50,136,519
Total U.S. Treasury Obligations (Cost $325,760,125) ............ 325,760,125
Repurchase Agreements (32.6%)
245,000,000 Bank of Montreal, 3.63%, 9/1/26, (Purchased on
8/31/26, proceeds at maturity $245,024,704,
Collateralized by various U.S. Treasury
Obligations, (3.50% - 3.88%), (3/31/28 -
2/15/33), fair value of $249,900,045) ..... 245,000,000
5,000,000 Bank of New York Mellon, 3.55%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$5,000,493, Collateralized by various U.S.
Treasury Obligations, (0.13% - 1.13%),
(1/15/30 - 1/15/33), fair value of $5,100,063) 5,000,000
160,000,000 Credit Agricole CIB NY, 3.63%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $160,016,133, Collateralized by
various U.S. Treasury Obligations, (0.00%
- 7.50%), (2/15/27 - 7/20/56), fair value of
$163,200,001) .................... 160,000,000
5,000,000 Goldman Sachs & Co., 3.60%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$5,000,500, Collateralized by a U.S. Treasury
Obligation, (0.00%), (5/15/39), fair value of
$5,100,012) ..................... 5,000,000
160,000,000 Nomura Securities International, Inc., 3.64%,
9/1/26, (Purchased on 8/31/26, proceeds
at maturity $160,016,178, Collateralized
by  various U.S. Treasury Obligations, (0.00%
- 4.25%), (2/29/28 - 2/15/55), fair value of
$163,200,035) .................... 160,000,000
140,000,000 Northern Trust Corp., 3.60%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$140,014,000, Collateralized by a U.S.
Treasury Obligation, (3.63%), (5/15/53), fair
value of $142,800,000) .............. 140,000,000

Schedule of Portfolio Investments
August 31, 2026
Government Securities Money Market Fund

See notes to financial statements.
Concluded
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 360,000,000 Royal Bank of Canada, 3.63%, 9/1/26,
(Purchased on 8/31/26, proceeds at
maturity $360,036,300, Collateralized by
various U.S. Treasury Obligations, (0.00%
- 7.00%), (7/31/27 - 3/15/68), fair value of
$367,200,019) .................... $ 360,000,000
10,000,000 State Street Bank & Trust Co., 3.62%, 9/1/26,
(Purchased on 8/31/26, proceeds at maturity
$10,001,006, Collateralized by various U.S.
Treasury Obligations, (0.38% - 3.75%),
(1/15/27 - 5/15/28), fair value of $10,200,271) 10,000,000
Total Repurchase Agreements (Cost $1,085,000,000) ............ 1,085,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Investment Companies (5.9%)
23,753,527 Fidelity Government Portfolio, 3.60%
(b)
...... $ 23,753,527
172,461,939 First American Treasury Obligations Fund,
3.60%
(b)
........................ 172,461,939
Total Investment Companies (Cost $196,215,466) .............. 196,215,466
Total Investments (Cost $3,377,249,541)
(c)
— 101.4% ........... 3,377,249,541
Net other assets (liabilities) — (1.4)% ..................... (47,234,091)
Net Assets — 100.0% ................................ $ 3,330,015,450
(a) Zero coupon bond. The rate presented is the rate in effect at August 31, 2026.
(b) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(c) Cost and value for federal income tax and financial reporting purposes are the same.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
bps Basis Points
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
August 31, 2026
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (18.5%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @ 100
*(a)
$ 540,141
319,069 CLI Funding VIII LLC, Series 2021-1A, Class B,
2.38%, 2/18/46
(a)
.................. 293,314
526,490 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.24%, 4/25/47, Callable
3/25/27 @ 100
*(b)
.................. 505,425
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 5.66% (TSFR1M + 199 bps), 11/25/34,
Callable 9/25/26 @ 100
*
............. 312,168
868,795 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/36 @ 100
*(a)
721,099
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/26 @ 100
*(a)
592,335
147,059 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 6.87% (TSFR1M + 320 bps),
3/25/29
(a)
....................... 148,604
27,536 RAMP Trust, Series 2002-RS2, Class AI5, 4.47%,
3/25/32, Callable 9/25/26 @ 100
*
....... 27,019
369 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 3.91%, 12/25/33, Callable 9/25/26
@ 100
*(b)(c)
...................... 350
26,205 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.22%, 5/25/35, Callable 9/25/26
@ 100
*(b)(c)
...................... 24,302
218,189 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
9/20/26 @ 100
*(a)
.................. 210,431
121,316 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100
*(a)
......................... 113,603
622,250 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 10/30/26 @ 100
*(a)
594,164
Total Asset-Backed Securities (Cost $4,418,903) ............... 4,082,955
Mortgage-Backed Securities
†
(44.3%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.1%)
45,045 Bear Stearns Alternative Trust, Series 2006-1,
Class 21A2, 4.31%, 2/25/36, Callable 9/25/26
@ 100
*(b)
....................... 30,743
Alt-A - Fixed Rate Mortgage-Backed Securities (1.6%)
14,151 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 9/25/26 @
100
*
.......................... 7,178
168,718 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 9/25/26 @ 100
*
.. 59,516
50,172 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 9/25/26 @ 100
*
.. 53,710
291 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust, Series 2003-4XS, Class A6A,
5.32%, 10/25/33, Callable 9/25/26 @ 100
*(b)(c)
286
7,572 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/26
@ 100
*
......................... 7,308
195,224 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 9/25/26
@ 100
*
......................... 195,473
71 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.66%,
3/25/35, Callable 9/25/26 @ 100
*(b)(c)
..... 71
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
9/25/26 @ 100
*
................... $ 25,960
349,502
Prime Adjustable Rate Mortgage-Backed Securities (3.8%)
8,793 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 4.97%,
11/25/32, Callable 9/25/26 @ 100
*(b)
..... 5,969
32,094 HarborView Mortgage Loan Trust, Series 2004-10,
Class 3A1B, 4.55%, 1/19/35, Callable 9/19/26
@ 100
*(b)
....................... 28,696
940 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 4.63%, 8/25/36, Callable 9/25/26 @
100
*(b)
......................... 723
60,855 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 4.89%, 9/25/35, Callable 9/25/26 @
100
*(b)
......................... 58,639
656,999 JPMorgan Mortgage Trust, Series 2024-CCM1,
Class A3, 5.50%, 4/25/55, Callable 8/25/33 @
100
*(a)(b)
........................ 644,912
30,598 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 3.95%,
11/25/36, Callable 9/25/26 @ 100
*(b)
..... 28,701
770 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.28%, 8/25/46,
Callable 9/25/26 @ 100
*(b)
............ 725
86,608 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 9/20/26 @
100
*(a)(b)
........................ 82,113
850,478
Prime Fixed Mortgage-Backed Securities (6.6%)
327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 9/25/26 @ 100
*(b)(c)
........... 36,974
6,475 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 9/25/26 @
100
*(a)(b)
........................ 6,435
5,998 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 9/25/26 @
100
*(a)(b)
........................ 5,978
40,699 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/26 @ 100
*
.. 23,468
29 CHL Mortgage Pass-Through Trust, Series 2004-
J6, Class 1A2, 5.25%, 8/25/24 ......... 29
617 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
9/25/26 @ 100
*
................... 617
38,731 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
9/25/26 @ 100
*
................... 39,257
9,203 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 9/25/26 @ 100
*
....... 9,393
114,082 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 9/25/26 @ 100
*
...... 115,568
159,727 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 2/25/47 @ 100
*(a)(b)
140,349
8,376 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 5/25/27
@ 100
*(a)(b)
...................... 7,547

Continued
Schedule of Portfolio Investments
August 31, 2026
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 85,991 GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 8/25/41 @ 100
*(a)(b)
.... $ 73,220
211,809 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 9/25/26 @ 100
*(a)(b)
........... 194,212
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 9/25/26 @
100
*
.......................... 124,998
48 GSR Mortgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19 ............... 48
363,349 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 6/25/28 @
100
*(a)(b)
........................ 299,094
293,015 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callable 9/25/28 @
100
*(a)(b)
........................ 253,034
390 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 9/25/26 @
100
*
.......................... 383
28,885 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 9/25/26 @ 100
*
............. 29,157
164 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34, Callable 9/25/26 @ 100
*
....... 165
111,281 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 4/25/41 @ 100
*(a)(b)
........... 97,992
1,457,918
Subprime Mortgage-Backed Securities (0.3%)
58,050 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/30 @
100
*(a)(b)
........................ 57,544
7,903 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 8/25/29 @
100
*(a)(b)
........................ 7,860
65,404
U.S. Government Agency Mortgage-Backed Securities (31.9%)
79,829 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 77,470
170,064 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 169,649
405,767 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.41%, 9/26/33, Callable 9/26/26 @
100
*(b)(c)
........................ 397,030
134 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 9/25/26 @
100
*
.......................... 138
109,610 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 93,134
91,588 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 80,857
39,536 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 37,459
26,693 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42
(b)
.................. 25,805
22,581 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 21,677
33,301 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 30,645
33,755 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 31,556
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 72,470 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... $ 69,164
66,908 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 61,537
279,565 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 243,546
266,117 Fannie Mae REMIC, Series 2025-113, Class AD,
4.50%, 11/25/52 .................. 260,312
328,018 Fannie Mae REMIC, Series 2026-23, Class DE,
4.75%, 9/25/54 ................... 319,751
365,722 Fannie Mae REMIC, Series 2026-36, Class CA,
5.00%, 6/25/50 ................... 363,998
112,034 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 112,333
161,402 Fannie Mae REMIC Trust, Series 2003-W16,
Class AF5, 4.40%, 11/25/33, Callable 9/25/26
@ 100
*(b)(c)
...................... 161,192
370,771 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.89%, 1/25/43, Callable 9/25/26 @
100
*(b)
......................... 361,972
443,449 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 9/25/26 @
100
*
.......................... 448,763
94,697 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 91,665
56,595 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 53,622
96,594 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 88,567
168,602 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 161,121
282,231 Freddie Mac REMIC, Series 5640, Class CB,
4.50%, 2/25/56 ................... 270,384
291,272 Freddie Mac REMIC, Series 5611, Class LD,
4.75%, 8/25/49 ................... 285,741
216,659 Freddie Mac REMIC, Series 5648, Class BG,
4.75%, 7/25/54 ................... 210,234
329,866 Freddie Mac REMIC, Series 5652, Class AD,
5.00%, 11/25/50 .................. 324,668
94,758 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 95,490
280,000 Freddie Mac REMIC, Series 5432, Class CB,
5.50%, 7/25/54 ................... 276,846
362,787 Government National Mortgage Association,
Series 2013-69, Class NA, 2.00%, 9/20/42 . 334,628
328,896 Government National Mortgage Association,
Series 2026-10, Class HP, 4.50%, 12/20/55 317,302
227,521 Government National Mortgage Association,
Series 2025-117, Class ND, 4.75%, 3/20/52 224,696
135,356 Government National Mortgage Association,
Series 2023-47, Class AQ, 5.00%, 6/20/48 . 133,962
210,979 Government National Mortgage Association,
Series 2025-30, Class CT, 5.00%, 2/20/55 . 207,187
300,000 Government National Mortgage Association,
Series 2026-143, Class NA, 5.00%, 4/20/66 296,405
3,783 Government National Mortgage Association,
Series 2023-186, Class MV, 5.50%, 10/20/34 3,774
265,815 Government National Mortgage Association,
Series 2026-30, Class QE, 6.00%, 12/20/55 267,921
7,012,201
Total Mortgage-Backed Securities (Cost $10,618,408) ........ 9,766,246

Continued
Schedule of Portfolio Investments
August 31, 2026
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Commercial Mortgage-Backed Securities (1.5%)
U.S. Government Agency Mortgage-Backed Securities (1.5%)
$ 343,105 FRESB Mortgage Trust, Series 2017-SB32, Class
A10H, 3.03%, 4/25/37, Callable 4/25/27 @
100
*(b)
......................... $ 338,552
Total Commercial Mortgage-Backed Securities (Cost $338,441) .. 338,552
Corporate Bonds (16.5%)
Banks (4.6%)
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), Callable 3/1/27 @ 100
*(d)
..... 802,896
225,000 Truist Financial Corp., Series Q, 5.10% (H15T10Y
+ 435 bps), Callable 3/1/30 @ 100
*(d)
..... 222,845
1,025,741
Electric Utilities (1.7%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100
*
.............. 269,474
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31, ................ 100,202
369,676
Energy Equipment & Services (1.4%)
350,000 Helmerich & Payne, Inc., 2.90%, 9/29/31,
Callable 6/29/31 @ 100
*
............. 311,441
Health Care Providers & Services (2.7%)
300,000 CommonSpirit Health, 5.21%, 12/1/31, Callable
6/1/31 @ 100
*
.................... 298,975
300,000 Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31
@ 100
*
......................... 300,449
599,424
Passenger Airlines (0.4%)
77,143 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 77,815
Semiconductors & Semiconductor Equipment (0.7%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100
*
................... 143,964
Software (2.3%)
500,000 Oracle Corp., 6.25%, 11/9/32, Callable 8/9/32 @
100
*
.......................... 498,044
Tobacco (2.7%)
606,000 BAT Capital Corp., 3.22%, 9/6/26 ......... 605,901
Total Corporate Bonds (Cost $3,562,880) ................... 3,632,006
U.S. Government Agency Securities (2.3%)
Federal Home Loan Banks
280,000 4.50%, 9/26/29, Callable 9/26/26 @ 100
*
.... 277,853
Federal National Mortgage Association
220,000 4.60%, 7/28/28, Callable 10/28/26 @ 100
*
... 219,494
Total U.S. Government Agency Securities (Cost $500,000) ........ 497,347
U.S. Treasury Obligations (13.9%)
U.S. Treasury Notes
830,000 1.50%, 2/15/30 ..................... 752,512
500,000 1.75%, 11/15/29 .................... 460,449
520,000 2.88%, 5/15/32 ..................... 476,226
900,000 3.88%, 12/31/27 .................... 895,008
500,000 4.00%, 1/31/31 ..................... 490,117
Total U.S. Treasury Obligations (Cost $3,134,189) .............. 3,074,312
Shares or
Principal
Amount Security Description Value
Investment in Affiliates (2.4%)
525,077 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(e)
.......... $ 525,077
Total Investment in Affiliates (Cost $525,077) ................. 525,077
Total Investments (Cost $23,097,898)
(f)
— 99.4% .............. 21,916,495
Net other assets (liabilities) — 0.6% ...................... 137,565
Net Assets — 100.0% ................................ $ 22,054,060

Schedule of Portfolio Investments
August 31, 2026
Limited Duration Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2026.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(f) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T5Y 5-Year Treasury Constant Maturity Rate
H15T10Y 10-Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
August 31, 2026
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities (13.6%)
$ 720,000 Compass Datacenters Issuer II LLC, Series
2024-1A, Class A1, 5.25%, 2/25/49, Callable
2/25/27 @ 100
*(a)
.................. $ 714,392
925,000 Compass Datacenters Issuer III LLC, Series
2026-2A, Class A21, 5.72%, 7/25/56, Callable
7/25/29 @ 100
*(a)
.................. 923,822
1,100,000 CoreVest American Finance Trust, Series 2021-2,
Class B, 2.38%, 7/15/54, Callable 7/15/31 @
100
*(a)
......................... 951,893
1,065,000 DataBank Issuer, Series 2024-1A, Class A2,
5.30%, 1/26/54, Callable 1/25/27 @ 100
*(a)
. 1,050,582
4,449 Dext ABS LLC, Series 2023-1, Class A2, 5.99%,
3/15/32, Callable 4/15/27 @ 100
*(a)
...... 4,452
1,023,580 Finance of America Structured Securities RMF
Trust, Series 2023-S1, Class A1, 3.00%,
9/25/61
(a)(b)
...................... 1,047,566
850,000 Flexential Issuer LLC, Series 2025-1A, Class A2,
6.03%, 10/25/60, Callable 10/25/28 @ 100
*(a)
836,002
400,000 Flexential Issuer LLC, Series 2026-4A, Class A2,
6.00%, 3/25/61, Callable 3/25/29 @ 100
*(a)
. 391,922
1,221,875 Hardee's Funding LLC, Series 2024-1A, Class A2,
7.25%, 3/20/54, Callable 3/20/29 @ 100
*(a)
. 1,239,482
1,500,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 11/1/26 @ 100
*(a)
1,493,282
315,008 Hilton Grand Vacations Trust, Series 2026-2A,
Class B, 5.10%, 3/27/45, Callable 8/25/30 @
100
*(a)
......................... 314,123
541,392 Point Securitization Trust, Series 2025-2, Class
A1, 5.75%, 10/25/55, Callable 10/25/28 @
100
*(a)(b)
........................ 534,625
482,651 RCKT Mortgage Trust, Series 2023-CES3, Class
A1A, 7.11%, 11/25/43, Callable 11/25/26 @
100
*(a)(b)
........................ 482,896
1,200,000 Switch ABS Issuer LLC, Series 2024-1A, Class
A2, 6.28%, 3/25/54, Callable 3/25/27 @
100
*(a)
......................... 1,203,401
500,000 Switch ABS Issuer LLC, Series 2024-2A, Class
A2, 5.44%, 6/25/54, Callable 6/25/27 @
100
*(a)
......................... 493,189
638,175 Taco Bell Funding LLC, Series 2018-1A, Class
A2II, 4.94%, 11/25/48, Callable 11/25/26 @
100
*(a)
......................... 634,665
368,812 Triumph Rail Holdings LLC, Series 2021-2, Class
A, 2.15%, 6/19/51, Callable 9/17/26 @ 100
*(a)
360,794
726,350 Vital Care Issuer LLC, Series 2025-1A, Class A2,
6.74%, 1/30/56, Callable 1/30/29 @ 100
*(a)
. 725,274
157,360 Willis Engine Structured Trust III, Series 2017-A,
Class A, 4.69%, 8/15/42
(a)(b)
........... 156,537
727,898 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100
*(a)
......................... 681,615
503,500 Zaxbys Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 10/30/26 @ 100
*(a)
480,774
Total Asset-Backed Securities (Cost $14,749,518) .............. 14,721,288
Mortgage-Backed Securities
†
(29.2%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (0.0%
^
)
45,101 Bear Stearns Alternative Trust, Series 2006-6,
Class 32A1, 4.35%, 11/25/36, Callable
9/25/26 @ 100
*(b)
.................. 21,947
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities (0.2%)
$ 31,650 Alternative Loan Trust, Series 2005-46CB, Class
A3, 5.50%, 10/25/35, Callable 9/25/26 @
100
*
.......................... $ 21,004
8 Alternative Loan Trust, Series 2006-8T1, Class
2A3, 5.50%, 4/25/36, Callable 9/25/26 @
100
*
.......................... 8
21,188 Alternative Loan Trust, Series 2006-8T1, Class
1A4, 6.00%, 4/25/36, Callable 9/25/26 @
100
*
.......................... 9,295
137,863 Alternative Loan Trust, Series 2007-9T1, Class
1A7, 6.00%, 5/25/37, Callable 9/25/26 @
100
*
.......................... 61,978
164,227 Alternative Loan Trust, Series 2006-36T2, Class
2A4, 6.25%, 12/25/36, Callable 9/25/26 @
100
*
.......................... 61,423
3,031 Banc of America Alternative Loan Trust, Series
2006-4, Class 4CB1, 6.50%, 5/25/46, Callable
9/25/26 @ 100
*
................... 2,792
11,897 Bear Stearns Asset-Backed Securities Trust, Series
2003-AC7, Class A1, 5.50%, 1/25/34, Callable
9/25/26 @ 100
*(b)(c)
................. 9,605
919 JPMorgan Alternative Loan Trust, Series 2006-S4,
Class A6, 6.21%, 12/25/36, Callable 9/25/26
@ 100
*(b)(c)
...................... 1,065
4,132 MASTR Alternative Loan Trust, Series 2005-3,
Class 1A1, 5.50%, 4/25/35, Callable 9/25/26
@ 100
*
......................... 3,703
7,572 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 9/25/26
@ 100
*
......................... 7,308
8,286 MASTR Alternative Loan Trust, Series 2005-3,
Class 7A1, 6.00%, 4/25/35, Callable 9/25/26
@ 100
*
......................... 5,011
3,131 MASTR Alternative Loan Trust, Series 2004-3,
Class 2A1, 6.25%, 4/25/34, Callable 9/25/26
@ 100
*
......................... 3,126
1,437 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2003-A1, Class A2, 6.00%,
5/25/33, Callable 9/25/26 @ 100
*
....... 1,441
1,284 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-CB1, Class 4A, 6.00%, 6/25/34,
Callable 9/25/26 @ 100
*
............. 1,271
189,030
Prime Adjustable Rate Mortgage-Backed Securities (1.1%)
63,450 ChaseFlex Trust, Series 2006-2, Class A5, 4.03%,
9/25/36, Callable 9/25/26 @ 100
*(b)
...... 54,814
2,455 JPMorgan Mortgage Trust, Series 2006-A4, Class
3A1, 4.32%, 6/25/36, Callable 9/25/26 @
100
*(b)
......................... 1,522
7,349 JPMorgan Mortgage Trust, Series 2006-A2, Class
3A2, 5.28%, 4/25/36, Callable 9/25/26 @
100
*(b)
......................... 6,479
52,207 JPMorgan Mortgage Trust, Series 2005-A6, Class
2A4, 5.90%, 8/25/35, Callable 9/25/26 @
100
*(b)
......................... 52,105
985,000 Sequoia Mortgage Trust, Series 2024-2, Class
A13, 5.90%, 3/25/54, Callable 11/25/31 @
100
*(a)(b)
........................ 976,043
3,114 Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 4A1, 4.22%, 6/25/36,
Callable 9/25/26 @ 100
*(b)
............ 1,733
1,092,696

Continued
Schedule of Portfolio Investments
August 31, 2026
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities (4.0%)
$ 109,922 Arroyo Mortgage Trust, Series 2019-3, Class A1,
2.96%, 10/25/48, Callable 9/25/26 @ 100
*(a)(b)
$ 105,972
2,113 Chase Mortgage Finance Trust, Series 2002-S4,
Class A23, 6.25%, 3/25/32, Callable 9/25/26
@ 100
*
......................... 1,951
24,419 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 9/25/26 @ 100
*
.. 14,081
918,256 CIM Trust, Series 2021-J2, Class A4, 2.50%,
4/25/51, Callable 2/25/43 @ 100
*(a)(b)
..... 815,458
92,723 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-9, Class 3A1, 6.00%,
10/25/35, Callable 9/25/26 @ 100
*
...... 23,477
65 FNT Mortgage-Backed Pass-Through Trust, Series
2001-3, Class 1A1, 6.75%, 8/21/31 ...... 65
281,510 GS Mortgage-Backed Securities Trust, Series
2021-GR2, Class A6, 2.50%, 2/25/52, Callable
5/25/44 @ 100
*(a)(b)
................. 248,807
645,281 GS Mortgage-Backed Securities Trust, Series
2021-PJ7, Class A8, 2.50%, 1/25/52, Callable
7/25/44 @ 100
*(a)(b)
................. 568,251
617,662 GS Mortgage-Backed Securities Trust, Series
2022-MM1, Class A8, 2.50%, 7/25/52,
Callable 11/25/48 @ 100
*(a)(b)
.......... 542,760
413,048 JPMorgan Mortgage Trust, Series 2019-6, Class
A5, 3.50%, 12/25/49, Callable 9/25/26 @
100
*(a)(b)
........................ 367,763
9,809 JPMorgan Mortgage Trust, Series 2004-S2, Class
4A5, 6.00%, 11/25/34, Callable 9/25/26 @
100
*
.......................... 8,779
610,806 Mello Mortgage Capital Acceptance, Series 2021-
MTG2, Class A10, 2.50%, 6/25/51, Callable
4/25/42 @ 100
*(a)(b)
................. 540,657
47,272 RAAC Trust, Series 2004-SP2, Class A22, 6.00%,
1/25/32, Callable 9/25/26 @ 100
*
....... 40,792
575,589 Starwood Mortgage Residential Trust, Series
2021-5, Class A1, 1.92%, 9/25/66, Callable
9/25/26 @ 100
*(a)(b)
................. 485,011
3,744 Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31, Callable 9/25/26 @ 100
*(a)
...... 3,604
36,633 TBW Mortgage-Backed Trust, Series 2006-2,
Class 7A1, 7.00%, 7/25/36, Callable 9/25/26
@ 100
*
......................... 2,509
14,756 WaMu MSC Mortgage Pass-Through Certificates
Trust, Series 2004-RA1, Class 2A, 7.00%,
3/25/34, Callable 9/25/26 @ 100
*
....... 14,822
494,581 Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 4/25/41 @ 100
*(a)(b)
........... 435,520
170,162 Wells Fargo Mortgage-Backed Securities Trust,
Series 2019-3, Class A1, 3.50%, 7/25/49,
Callable 9/25/26 @ 100
*(a)(b)
........... 151,338
80,225 WinWater Mortgage Loan Trust, Series 2015-1,
Class A1, 3.50%, 1/20/45, Callable 9/20/26 @
100
*(a)(b)
........................ 74,159
4,445,776
Subprime Mortgage-Backed Securities (0.0%
^
)
35,411 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/30 @
100
*(a)(b)
........................ 35,102
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Subprime Mortgage-Backed Securities, continued:
$ 22,392 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 8/25/29 @
100
*(a)(b)
........................ $ 22,271
57,373
U.S. Government Agency Mortgage-Backed Securities (23.9%)
961,043 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 932,646
962,629 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 960,278
857,106 Fannie Mae, 5.50%, 2/1/54, Pool #CB7991 ... 851,161
958,732 Fannie Mae, 5.50%, 12/1/54, Pool #FA1450 .. 952,145
576,735 Fannie Mae REMIC, Series 2021-52, Class JC,
1.25%, 7/25/51 ................... 481,620
141,546 Fannie Mae REMIC, Series 2012-111, Class EC,
2.00%, 12/25/41 .................. 130,979
65,497 Fannie Mae REMIC, Series 2013-23, Class AB,
2.00%, 2/25/43 ................... 59,277
183,982 Fannie Mae REMIC, Series 2020-54, Class TA,
2.00%, 5/25/43 ................... 175,877
54,344 Fannie Mae REMIC, Series 2012-30, Class CB,
2.25%, 10/25/41 .................. 51,891
37,734 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 36,223
103,253 Fannie Mae REMIC, Series 2012-104, Class QC,
2.50%, 5/25/42 ................... 95,553
24,976 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 22,984
102,849 Fannie Mae REMIC, Series 2020-2, Class JD,
2.50%, 2/25/50 ................... 86,859
73,272 Fannie Mae REMIC, Series 2014-33, Class PE,
3.00%, 4/25/43 ................... 71,657
134,284 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 123,504
1,063,972 Fannie Mae REMIC, Series 2025-62, Class AB,
3.00%, 2/25/51 ................... 940,932
1,064,809 Fannie Mae REMIC, Series 2015-18, Class DY,
3.50%, 4/25/45 ................... 976,928
551,548 Fannie Mae REMIC, Series 2018-94, Class ZE,
3.50%, 1/25/49 ................... 493,965
1,027,844 Fannie Mae REMIC, Series 2010-150, Class ZA,
4.00%, 1/25/41 ................... 972,247
308,336 Fannie Mae REMIC, Series 2022-35, Class CK,
4.00%, 3/25/47 ................... 295,522
588,825 Fannie Mae REMIC, Series 2022-61, Class D,
4.00%, 6/25/44 ................... 576,374
471,949 Fannie Mae REMIC, Series 2023-19, Class BA,
5.00%, 12/25/50 .................. 470,717
1,493,782 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 1,497,777
313,357 Fannie Mae REMIC, Series 2024-12, Class BA,
5.50%, 10/25/45 .................. 314,832
167 Fannie Mae REMIC, Series 1998-36, Class ZB,
6.00%, 7/18/28 ................... 167
8,040 Fannie Mae Trust, Series 2003-W6, Class 6A,
4.76%, 8/25/42, Callable 9/25/26 @ 100
*(b)
. 8,179
1,030,922 Freddie Mac, 5.00%, 12/1/45, Pool #RB5378 .. 1,008,742
1,021,085 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 988,385
1,098,095 Freddie Mac, 5.00%, 12/1/54, Pool #SD7190 . 1,060,292
883,797 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 875,376
723,993 Freddie Mac, 5.50%, 10/1/54, Pool #SL2867 .. 721,405
82,062 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 77,752

Continued
Schedule of Portfolio Investments
August 31, 2026
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 660,338 Freddie Mac REMIC, Series 4893, Class PD,
2.50%, 5/15/49 ................... $ 561,914
47,103 Freddie Mac REMIC, Series 3721, Class PE,
3.50%, 9/15/40 ................... 45,484
525,518 Freddie Mac REMIC, Series 5512, Class EA,
5.00%, 8/25/51 ................... 524,683
557,953 Freddie Mac REMIC, Series 5539, Class NA,
5.00%, 4/25/52 ................... 556,358
771,598 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 777,563
1,009,492 Freddie Mac REMIC, Series 5331, Class BV,
5.50%, 6/25/34 ................... 1,016,444
169 Freddie Mac REMIC, Series 2148, Class ZA,
6.00%, 4/15/29 ................... 171
983 Freddie Mac REMIC, Series 2036, Class PD,
6.50%, 3/15/28 ................... 991
138,713 Government National Mortgage Association,
Series 2013-69, Class NA, 2.00%, 9/20/42 . 127,946
95,457 Government National Mortgage Association,
Series 2009-94, Class KB, 3.00%, 9/16/39 . 92,980
49,530 Government National Mortgage Association,
Series 2011-46, Class GJ, 3.25%, 1/16/41
(b)
47,026
2,513 Government National Mortgage Association,
Series 2009-93, Class HG, 4.00%, 9/16/39 . 2,497
913,581 Government National Mortgage Association,
Series 2024-155, Class NC, 4.00%, 5/20/54 870,032
1,286,516 Government National Mortgage Association,
Series 2026-65, Class LA, 4.00%, 9/20/51 . 1,240,659
586,859 Government National Mortgage Association,
Series 2022-205, Class UA, 5.00%, 5/20/52 576,969
759,651 Government National Mortgage Association,
Series 2023-47, Class AQ, 5.00%, 6/20/48 . 751,828
1,029,844 Government National Mortgage Association,
Series 2024-64, Class BQ, 5.00%, 4/20/54 . 1,016,659
1,140,720 Government National Mortgage Association,
Series 2025-30, Class CT, 5.00%, 2/20/55 . 1,120,215
205,178 Government National Mortgage Association,
Series 2025-116, Class PD, 6.50%, 6/20/55 209,575
25,852,240
Total Mortgage-Backed Securities (Cost $32,771,285) ........ 31,659,062
Commercial Mortgage-Backed Securities (3.7%)
Alt-A - Adjustable Rate Mortgage-Backed Securities (1.1%)
1,200,000 CRSNT Trust, Series 2026-Moon, Class A, 5.04%
(TSFR1M + 140 bps), 2/15/43
(a)
........ 1,201,490
Alt-A - Fixed Rate Mortgage-Backed Securities (2.6%)
950,000 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50, Callable 8/10/27 @ 100
*
.. 932,867
641,780 First Citizens Loan Trust, Series 2026-SBA1A,
Class A21, 5.68%, 5/27/53
(a)
.......... 633,345
1,250,000 JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A5, 3.72%, 3/15/50,
Callable 4/15/27 @ 100
*
............. 1,242,807
2,809,019
Total Commercial Mortgage-Backed Securities (Cost $3,939,144) 4,010,509
Corporate Bonds (25.8%)
Automobiles (1.1%)
1,165,000 General Motors Financial Co., Inc., 5.90%,
1/7/35, Callable 10/7/34 @ 100
*
........ 1,173,029
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks (2.7%)
$ 1,975,000 Bank of America Corp., 3.31% (SOFR + 158 bps),
4/22/42, Callable 4/22/41 @ 100
*
....... $ 1,472,228
1,550,000 JPMorgan Chase & Co., 2.52% (SOFR + 204
bps), 4/22/31, Callable 4/22/30 @ 100
*
... 1,421,663
2,893,891
Beverages (1.1%)
1,750,000 PepsiCo, Inc., 2.63%, 10/21/41, Callable 4/21/41
@ 100
*
......................... 1,209,041
Broadline Retail (1.1%)
1,250,000 Amazon.com, Inc., 5.30%, 7/9/36, Callable
4/9/36 @ 100
*
.................... 1,223,425
Capital Markets (1.1%)
1,200,000 Morgan Stanley, 4.89% (SOFR + 208 bps),
7/20/33, Callable 7/20/32 @ 100
*
....... 1,171,883
Consumer Finance (1.1%)
1,250,000 American Honda Finance Corp., 4.85%, 10/23/31 1,227,179
Electric Utilities (4.9%)
946,753 Duke Energy Progress NC Storm Funding II LLC,
Series A-1, 4.89%, 1/1/46, ............ 873,805
703,782 Evergy Missouri West Storm Funding I LLC,
Series A-1, 5.10%, 12/1/38, ........... 695,914
1,250,000 Public Service Co. of Oklahoma, 5.20%, 1/15/35,
Callable 10/15/34 @ 100
*
............ 1,215,704
1,420,000 Texas Electric Market Stabilization Funding N
LLC, Series A-3, 5.06%, 8/1/46,
(a)
....... 1,284,426
1,200,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31, ................ 1,202,421
5,272,270
Energy Equipment & Services (1.3%)
1,475,000 Helmerich & Payne, Inc., 5.50%, 12/1/34,
Callable 9/1/34 @ 100
*
.............. 1,429,169
Health Care Providers & Services (2.2%)
1,250,000 Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31
@ 100
*
......................... 1,251,872
1,360,000 UnitedHealth Group, Inc., 3.50%, 8/15/39,
Callable 2/15/39 @ 100
*
............. 1,085,969
2,337,841
Interactive Media & Services (0.8%)
1,100,000 Meta Platforms, Inc., 5.63%, 11/15/55, Callable
5/15/55 @ 100
*
................... 917,995
IT Services (1.0%)
1,100,000 International Business Machines Corp., 4.30%,
2/3/31, Callable 1/3/31 @ 100
*
......... 1,065,038
Oil, Gas & Consumable Fuels (1.2%)
1,300,000 ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30
@ 100
*
......................... 1,355,767
Passenger Airlines (1.3%)
691,220 Alaska Airlines Pass-Through Trust, 4.80%,
8/15/27,
(a)
....................... 691,152
724,250 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27, .......... 730,563
1,421,715
Semiconductors & Semiconductor Equipment (1.5%)
1,850,000 Broadcom, Inc., 3.47%, 4/15/34, Callable 1/15/34
@ 100
*
......................... 1,586,583
Software (3.4%)
1,300,000 Oracle Corp., 5.55%, 2/6/53, Callable 8/6/52 @
100
*
.......................... 982,185
1,500,000 Salesforce, Inc., 4.90%, 9/15/31, Callable
8/15/31 @ 100
*
................... 1,480,113

Continued
Schedule of Portfolio Investments
August 31, 2026
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Software, continued:
$ 1,250,000 ServiceNow, Inc., 5.40%, 5/15/36, Callable
2/15/36 @ 100
*
................... $ 1,225,057
3,687,355
Total Corporate Bonds (Cost $29,203,267) .................. 27,972,181
Taxable Municipal Bonds (5.6%)
Indiana (1.0%)
1,025,000 Indiana Finance Authority Revenue, Series B,
6.60%, 2/1/39 .................... 1,094,515
Kentucky (0.4%)
430,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 393,995
Michigan (0.2%)
190,000 Michigan State Housing Development Authority
Revenue, Series B, 2.72%, 10/1/35,
Continuously Callable @ 100 .......... 172,982
Oklahoma (1.9%)
500,000 Grand River Dam Authority Revenue, Series B,
4.55%, 6/1/39, Continuously Callable @ 100 464,068
1,650,000 The University of Oklahoma Revenue, Series A,
3.87%, 7/1/32, Continuously Callable @ 100 1,575,755
2,039,823
Texas (2.1%)
1,028,023 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.10%, 4/1/35 ............. 1,040,111
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.17%, 4/1/41 ............. 1,290,245
2,330,356
Total Taxable Municipal Bonds (Cost $6,329,116) .............. 6,031,671
U.S. Government Agency Securities (0.8%)
Federal Home Loan Banks
1,170,000 1.63%, 2/25/36, Callable 11/25/26 @ 100
*(b)
.. 931,355
Total U.S. Government Agency Securities (Cost $1,050,960) ....... 931,355
U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds
15,959,000 3.13% , 8/15/44 ..................... 12,030,967
3,324,000 4.25% , 8/15/54 ..................... 2,826,958
14,857,925
U.S. Treasury Notes
5,996,000 4.13%, 11/15/32 .................... 5,847,505
Total U.S. Treasury Obligations (Cost $22,654,802) ............. 20,705,430
Yankee Debt Obligations (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
1,110,000 Saudi Arabian Oil Co., 5.00%, 2/2/36, Callable
11/2/35 @ 100
*(a)
.................. 1,066,235
Total Yankee Debt Obligations (Cost $1,097,782) .............. 1,066,235
Investment in Affiliates (0.8%)
852,090 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(d)
.......... 852,090
Total Investment in Affiliates (Cost $852,090) ................. 852,090
Total Investments (Cost $112,647,964)
(e)
— 99.6% ............. 107,949,821
Net other assets (liabilities) — 0.4% ...................... 410,866
Net Assets — 100.0% ................................ $ 108,360,687

Schedule of Portfolio Investments
August 31, 2026
Bond Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at August 31, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at August 31, 2026.
(d) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(e) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
August 31, 2026
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
(31.4%)
Prime Fixed Mortgage-Backed Securities (1.8%)
$ 376,129 Brean Asset-Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100
*(a)
.................. $ 356,082
U.S. Government Agency Mortgage-Backed Securities (29.6%)
224,638 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 191,894
64,896 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 57,657
187,878 Fannie Mae, 3.50%, 7/1/52, Pool #CB4115 ... 166,921
247,082 Fannie Mae, 3.50%, 9/1/52, Pool #FS6599 ... 219,520
233,712 Fannie Mae, 3.50%, 9/1/52, Pool #MA4731 ... 207,639
95,089 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 84,806
193,910 Fannie Mae, 4.00%, 5/1/41, Pool #MA6059 ... 185,573
188,950 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 173,905
101,984 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 93,428
197,953 Fannie Mae, 4.50%, 10/1/52, Pool #MA4784 .. 187,507
229,719 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 217,166
86,689 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 81,834
61,993 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 58,519
87,301 Fannie Mae, 4.50%, 4/1/54, Pool #MA5326 ... 82,090
96,844 Fannie Mae, 4.50%, 1/1/56, Pool #MA5943 ... 90,943
120,684 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 117,295
341,811 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 331,748
172,252 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 166,936
263,510 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 255,275
172,535 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 166,876
141,264 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 136,576
178,908 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 172,721
128,608 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 124,532
103,541 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 88,389
316,712 Freddie Mac, 3.00%, 7/1/52, Pool #SD8225 .. 270,366
91,324 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 81,136
229,939 Freddie Mac, 4.00%, 9/1/52, Pool #SD8244 .. 210,787
110,961 Freddie Mac, 4.00%, 1/1/53, Pool #SD8286 .. 101,648
216,875 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 205,148
44,552 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 42,135
145,758 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 137,397
179,931 Freddie Mac, 4.50%, 10/1/53, Pool #SD8365 . 170,066
153,010 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 149,045
424,904 Freddie Mac, 5.00%, 11/1/54, Pool #SD8474 . 410,409
52,865 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 52,580
162,345 Government National Mortgage Association,
3.50%, 10/20/52, Pool #MA8345 ....... 143,866
84,679 Government National Mortgage Association,
4.00%, 12/20/52, Pool #MA8488 ....... 77,807
165,035 Government National Mortgage Association,
4.50%, 9/20/52, Pool #786335 ......... 156,014
89,837 Government National Mortgage Association,
5.50%, 4/20/53, Pool #MA8801 ........ 89,984
5,958,138
Total Mortgage-Backed Securities (Cost $6,394,137) ......... 6,314,220
Corporate Bonds (17.4%)
Banks (2.9%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28, Callable 12/20/27 @ 100
*
. 88,556
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34, Callable 4/25/33 @ 100
*
....... 99,477
200,000 JPMorgan Chase & Co., 5.15% (SOFR + 126
bps), 4/23/37, Callable 4/23/36 @ 100
*
... 193,394
90,000 JPMorgan Chase & Co., 6.40%, 5/15/38, .... 96,062
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29, Callable 7/25/28 @ 100
*
....... $ 101,350
578,839
Broadline Retail (0.5%)
116,000 Amazon . com, Inc., 5.45%, 11/20/55, Callable
5/20/55 @ 100
*
................... 102,267
Capital Markets (1.1%)
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30, Callable 1/23/29 @ 100
*
....... 138,303
90,000 The Goldman Sachs Group, Inc., 4.47% (SOFR +
82 bps), 9/10/27, Callable 8/10/27 @ 100
*
. 90,010
228,313
Chemicals (1.0%)
200,000 The Mosaic Co., 5.65%, 1/15/34, Callable
11/15/33 @ 100
*
.................. 197,815
Diversified REITs (1.0%)
200,000 QTS Central Issuer LLC/QTS TRS Central Issuer
LLC, 6.63%, 9/1/31, Callable 9/1/28 @ 100
*(b)
197,109
Health Care Equipment & Supplies (0.6%)
150,000 Baxter International, Inc., 2.54%, 2/1/32, Callable
11/1/31 @ 100
*
................... 128,793
Hotels, Restaurants & Leisure (0.7%)
150,000 Caesars Entertainment, Inc., 6.00%, 10/15/32,
Callable 10/15/27 @ 103
*(b)
........... 134,698
Interactive Media & Services (2.3%)
100,000 Alphabet, Inc., 4.70%, 11/15/35, Callable 8/15/35
@ 100
*
......................... 94,664
200,000 Meta Platforms, Inc., 5.25%, 5/15/36, Callable
2/15/36 @ 100
*
................... 192,226
200,000 Meta Platforms, Inc., 6.30%, 5/15/56, Callable
11/15/55 @ 100
*
.................. 183,916
470,806
Oil, Gas & Consumable Fuels (3.1%)
100,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
10/3/26 @ 101
*(b)
.................. 100,505
200,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
10/3/26 @ 103
*(b)
.................. 203,570
100,000 SM Energy Co., 6.63%, 4/15/34, Callable 4/15/29
@ 103
*(b)
....................... 100,635
200,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29, Callable 10/3/26 @ 104
*(b)
..... 208,405
613,115
Pharmaceuticals (1.2%)
250,000 Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @
100
*
.......................... 245,047
Semiconductors & Semiconductor Equipment (1.9%)
200,000 Broadcom, Inc., 4.80%, 2/15/36, Callable
11/15/35 @ 100
*
.................. 183,432
200,000 NVIDIA Corp., 4.95%, 6/15/36, Callable 3/15/36
@ 100
*
......................... 190,241
373,673
Technology Hardware, Storage & Peripherals (0.4%)
120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100
*
.......................... 88,446
Trading Companies & Distributors (0.7%)
150,000 Herc Holdings, Inc., 5.75%, 3/15/31, Callable
3/15/28 @ 103
*(b)
.................. 149,645
Total Corporate Bonds (Cost $3,527,260) ................... 3,508,566

Continued
Schedule of Portfolio Investments
August 31, 2026
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
U.S. Government Agency Securities (2.7%)
Federal Farm Credit Banks Funding Corp.
$ 250,000 5.00%, 7/16/31, Callable 9/11/26 @ 100
*
.... $ 248,472
300,000 5.14%, 6/2/36, Callable 6/2/27 @ 100
*
..... 296,583
Total U.S. Government Agency Securities (Cost $550,000) ........ 545,055
U.S. Treasury Obligations (22.5%)
U.S. Treasury Bonds
516,862 2.13% , 2/15/54 ..................... 429,584
582,076 2.38% , 2/15/55 ..................... 509,726
352,000 3.88% , 5/15/43 ..................... 300,300
700,000 4.63% , 5/15/44 ..................... 652,121
25,000 4.63% , 11/15/55 .................... 22,637
150,000 4.75% , 2/15/41 ..................... 145,594
50,000 5.00% , 5/15/56 ..................... 48,117
2,108,079
U.S. Treasury Notes
256,574 0.13% , 1/15/31 ..................... 235,397
222,136 1.25% , 4/15/28 ..................... 218,254
158,729 2.13% , 1/15/35 ..................... 155,856
50,000 3.63% , 9/30/30 ..................... 48,424
100,000 3.75% , 4/30/28 ..................... 99,070
50,000 3.75% , 12/31/30 .................... 48,543
50,000 4.00% , 11/15/35 .................... 47,279
350,000 4.25% , 11/15/34 .................... 339,473
50,000 4.25% , 5/15/35 ..................... 48,350
400,000 4.25% , 8/15/35 ..................... 386,250
400,000 4.38% , 5/15/34 ..................... 392,531
400,000 4.63% , 2/15/35 ..................... 397,828
2,417,255
Total U.S. Treasury Obligations (Cost $4,747,717) .............. 4,525,334
Yankee Debt Obligations (22.6%)
Banks (1.0%)
200,000 Banco Santander Chile, 4.55%, 11/20/30,
Callable 10/20/30 @ 100
*(b)
........... 196,056
Beverages (1.2%)
250,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29,
Callable 10/5/26 @ 103
*(b)
............ 245,693
Capital Markets (1.6%)
200,000 Raizen Fuels Finance SA, 6.45%, 3/5/34, Callable
12/5/33 @ 100
*(b)
.................. 113,000
400,000 Raizen Fuels Finance SA, 6.95%, 3/5/54, Callable
9/5/53 @ 100
*(b)
................... 226,000
339,000
Containers & Packaging (1.0%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 10/3/26 @ 100
*(b)
....... 194,459
Diversified Telecommunication Services (1.5%)
300,000 DB Terra Chile HoldCo SpA, 7.95%, 4/20/31,
Callable 4/20/28 @ 104
*(b)
............ 298,941
Financial Services (1.7%)
250,000 Eagle Funding Luxco Sarl, 5.50%, 8/17/30,
Callable 7/17/30 @ 100
*(b)
............ 249,625
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100
*
................... 96,028
345,653
Ground Transportation (1.9%)
200,000 Rumo Luxembourg Sarl, 4.20%, 1/18/32, Callable
1/18/27 @ 102
*(b)
.................. 177,828
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Ground Transportation, continued:
$ 200,000 Rumo Luxembourg Sarl, 5.25%, 1/10/28, Callable
10/3/26 @ 101
*(b)
.................. $ 196,994
374,822
Metals & Mining (3.2%)
100,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 104
*(b)
............ 102,020
200,000 Hudbay Minerals, Inc., 6.13%, 4/1/29, Callable
10/3/26 @ 101
*(b)
.................. 200,949
400,000 Minerva Luxembourg SA, 4.38%, 3/18/31,
Callable 9/13/26 @ 102
*(b)
............ 347,539
650,508
Oil, Gas & Consumable Fuels (3.0%)
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27, Callable
12/30/26 @ 100
*(b)
................. 200,222
200,000 Parex Resources, Inc., 8.50%, 5/11/31, Callable
5/11/28 @ 104
*(b)
.................. 205,217
200,000 Petrobras Global Finance BV, 5.13%, 9/10/30,
Callable 8/10/30 @ 100
*
............. 196,500
601,939
Paper & Forest Products (0.9%)
200,000 Celulosa Arauco y Constitucion SA, 4.20%,
1/29/30, Callable 10/29/29 @ 100
*(b)
..... 187,592
Sovereign Bond (3.5%)
200,000 Brazilian Government International Bond, 4.63%,
1/13/28, Callable 10/13/27 @ 100
*
...... 199,400
100,000 Dominican Republic International Bond, 5.95%,
1/25/27,
(b)
....................... 100,400
200,000 Guatemala Government Bond, 4.38%, 6/5/27,
(b)
197,848
2,000,000 Norway Government Bond, 2.00%, 4/26/28,
#( b)
. 205,306
702,954
Transportation Infrastructure (1.0%)
200,000 GMR Hyderabad International Airport, Ltd.,
4.25%, 10/27/27
(b)
................. 197,091
Wireless Telecommunication Services (1.1%)
225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 10/3/26 @ 100
*(b)
...... 223,353
Total Yankee Debt Obligations (Cost $4,478,100) .............. 4,558,061
Investment in Affiliates (2.9%)
584,585 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(c)
.......... 584,585
Total Investment in Affiliates (Cost $584,585) ................. 584,585
Total Investments (Cost $20,281,799)
(d)
— 99.5% ............. 20,035,821
Net other assets (liabilities) — 0.5% ...................... 91,600
Net Assets — 100.0% ................................ $ 20,127,421

Schedule of Portfolio Investments
August 31, 2026
Strategic Enhanced Yield Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At August 31, 2026, illiquid securities were 1.8% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
#
The principal amount is disclosed in local currency and the fair value is disclosed in U.S. dollars.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
August 31, 2026
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (64.3%)
Alaska (2.7%)
$ 100,000 City of Valdez AK Revenue, 1.45%, 12/1/29,
Continuously Callable @ 100
(a)
......... $ 100,000
Florida (3.2%)
120,000 City of Fort Lauderdale FL Water Sewer Revenue,
Series B, 5.00%, 9/1/26 ............. 120,005
Idaho (5.4%)
200,000 Idaho Health Facilities Authority Revenue, Series
C, 1.25%, 3/1/48, Continuously Callable @
100
(a)
.......................... 200,000
Illinois (5.4%)
200,000 Illinois Finance Authority Revenue, Series B,
1.45%, 7/15/55, Continuously Callable @
100
(a)
.......................... 200,000
Iowa (5.4%)
200,000 Iowa Finance Authority Revenue, Series S, 1.40%,
2/15/41, Continuously Callable @ 100
(a)
... 200,000
Kansas (5.2%)
195,000 State of Kansas Department of Transportation
Revenue, Series A, 5.00%, 9/1/26 ....... 195,008
Mississippi (4.0%)
150,000 Mississippi Business Finance Corp. Revenue,
Series G, 1.50%, 11/1/35, Callable 10/1/26 @
100
*(a)
......................... 150,000
New York (8.1%)
200,000 City of New York NY, GO, Series L-4, 1.30%,
4/1/38, Continuously Callable @ 100
(a)
.... 200,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
New York, continued:
$ 100,000 New York City Transitional Finance Authority
Future Tax Secured Revenue, Series A-4,
1.40%, 8/1/39, Continuously Callable @ 100
(a)
$ 100,000
300,000
Ohio (3.4%)
130,000 State of Ohio, Certificate of Participation, 5.00%,
9/1/26 ......................... 130,007
Tennessee (16.1%)
200,000 Clarksville Public Building Authority Revenue,
Series PO, 1.53%, 11/1/35, Callable 10/1/26
@ 100
*(a)
....................... 200,000
200,000 Montgomery County Public Building Authority
Revenue, 1.50%, 2/1/36, Callable 10/1/26 @
100
*(a)
......................... 200,000
200,000 The Public Building Authority of Blount County
Tenne s see Revenue, Series D-3-A, 1.25%,
6/1/34, Continuously Callable @ 100
(a)
.... 200,000
600,000
Wyoming (5.4%)
200,000 County of Lincoln WY Revenue, Series E, 1.45%,
10/1/44, Continuously Callable @ 100
(a)
... 200,000
Total Municipal Bonds (Cost $2,395,001) ................... 2,395,020
Investment in Affiliates (35.7%)
1,328,791 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(b)
.......... 1,328,791
Total Investment in Affiliates (Cost $1,328,791) ................ 1,328,791
Total Investments (Cost $3,723,792)
(c)
— 100.0% .............. 3,723,811
Net other assets (liabilities) — 0.0%
^
...................... 1,785
Net Assets — 100.0% ................................ $ 3,725,596
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at August 31, 2026.
(b) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(c) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
GO General Obligation

Schedule of Portfolio Investments
August 31, 2026
World Energy & Power Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Common Stocks (97.1%)
Aerospace & Defense (1.6%)
22,000 BWX Technologies, Inc. ................ $ 3,350,380
4,000 Curtiss-Wright Corp. .................. 2,330,120
5,680,500
Electric Utilities (0.3%)
30,000 Oklo, Inc., Class A
(a)
.................. 1,217,100
Electrical Equipment (12.7%)
75,000 ABB, Ltd. ADR ...................... 7,308,750
15,000 Eaton Corp. PLC .................... 6,028,200
12,000 GE Vernova, Inc. ..................... 10,782,360
43,000 nVent Electric PLC ................... 6,482,250
90,000 Schneider Electric SE ADR .............. 6,154,200
200,000 Siemens Energy AG ADR ............... 6,614,000
80,000 X-Energy, Inc., Class A
(a)
............... 1,476,000
44,845,760
Energy Equipment & Services (17.7%)
245,000 Baker Hughes Co., Class A .............. 15,569,750
220,000 Halliburton Co. ..................... 8,107,000
200,000 Liberty Energy, Inc., Class A ............. 3,942,000
260,000 SLB, Ltd. ......................... 15,626,000
210,000 TechnipFMC PLC .................... 16,411,500
50,657 Tenaris SA ADR ..................... 2,830,207
62,486,457
Oil, Gas & Consumable Fuels (64.8%)
360,000 APA Corp. ......................... 15,534,000
73,167 Cameco Corp. ...................... 7,225,973
15,000 Centrus Energy Corp., Class A
(a)
.......... 2,571,000
44,296 Cheniere Energy, Inc. .................. 12,920,700
80,000 Chevron Corp. ...................... 16,491,200
128,000 ConocoPhillips ..................... 16,958,720
50,000 Diamondback Energy, Inc. .............. 10,024,000
109,406 Enbridge, Inc. ...................... 5,532,662
110,000 Energy Fuels, Inc.
(a)
................... 1,622,500
141,399 Eni SpA ADR ....................... 7,748,665
90,000 EQT Corp. ......................... 4,876,200
77,094 Equinor ASA ADR .................... 3,299,623
25,983 ExxonMobil Holdings Corp. ............. 4,181,964
29,122 Kinder Morgan, Inc. .................. 938,893
61,000 Marathon Petroleum Corp. .............. 22,772,520
11,706 ONEOK, Inc. ....................... 1,123,893
33,016 Pembina Pipeline Corp. ................ 1,607,879
101,966 Petroleo Brasileiro SA - Petrobras ADR ...... 1,973,042
67,188 Phillips 66 ........................ 16,567,217
92,783 Shell PLC ADR ...................... 8,485,005
11,167 Targa Resources Corp. ................. 3,279,190
33,869 TC Energy Corp. ..................... 2,117,829
2,773 Texas Pacific Land Corp. ............... 1,038,045
197,806 The Williams Cos., Inc. ................ 14,845,340
280,000 Uranium Energy Corp.
(a)
................ 3,427,200
52,000 Valero Energy Corp. .................. 18,663,840
210,000 Vista Energy SAB de CV ADR
(a)
........... 15,006,600
167,349 YPF SA ADR
(a)
...................... 8,631,861
229,465,561
Total Common Stocks (Cost $253,031,398) .................. 343,695,378
Corporate Bonds (1.1%)
Electric Utilities (0.2%)
$ 800,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable
11/1/29 @ 103
*(b)
.................. 799,016
Energy Equipment & Services (0.3%)
715,000 Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29
@ 100
*
......................... 667,564
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Energy Equipment & Services, continued:
$ 400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28,
Callable 2/17/28 @ 100
*(b)
............ $ 394,953
1,062,517
Oil, Gas & Consumable Fuels (0.6%)
500,000 APA Corp., 6.10%, 2/15/35, Callable 11/15/34 @
100
*
.......................... 510,507
400,000 Comstock Resources, Inc., 6.75%, 3/1/29,
Callable 9/18/26 @ 101
*(b)
............ 396,719
700,000 Continental Resources, Inc., 4.38%, 1/15/28,
Callable 10/15/27 @ 100
*
............ 694,625
463,000 SM Energy Co., 8.75%, 7/1/31, Callable 9/13/26
@ 104
*(b)
....................... 484,397
2,086,248
Total Corporate Bonds (Cost $3,920,587) ................... 3,947,781
Yankee Debt Obligations (0.7%)
Energy Equipment & Services (0.5%)
705,250 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 10/3/26 @ 104
*(b)
............ 733,529
700,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 9/13/26 @
104
*(b)
......................... 727,951
1,461,480
Oil, Gas & Consumable Fuels (0.2%)
725,000 Enbridge, Inc., 1.60%, 10/4/26, Callable 9/13/26
@ 100
*
......................... 723,213
Total Yankee Debt Obligations (Cost $2,125,985) .............. 2,184,693
Investment in Affiliates (1.7%)
6,064,885 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(c)
.......... 6,064,885
Total Investment in Affiliates (Cost $6,064,885) ................ 6,064,885
Total Investments (Cost $265,142,855)
(d)
— 100.6% ............ 355,892,737
Net other assets (liabilities) — (0.6)% ..................... (1,948,866)
Net Assets — 100.0% ................................ $ 353,943,871

Schedule of Portfolio Investments
August 31, 2026
World Energy & Power Fund

See notes to financial statements.
Concluded
The Adviser has determined that 56.60% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(d) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Hedged Equity Income Fund

See notes to financial statements.
Shares Security Description Value
Common Stocks (97.8%)
Banks (6.3%)
2,800 JPMorgan Chase & Co. ................ $ 996,856
23,500 Truist Financial Corp. ................. 1,165,130
2,161,986
Beverages (2.0%)
4,800 PepsiCo, Inc. ....................... 673,632
Biotechnology (3.7%)
2,600 AbbVie, Inc.
+
....................... 666,692
4,000 Gilead Sciences, Inc.
+
................. 585,360
1,252,052
Broadline Retail (3.9%)
5,100 Amazon.com, Inc.
+(a)
.................. 1,324,827
Capital Markets (6.2%)
600 Blackrock, Inc. ...................... 693,366
6,700 Morgan Stanley
+
..................... 1,429,244
2,122,610
Communications Equipment (4.6%)
14,300 Cisco Systems, Inc.
+
.................. 1,580,007
Consumer Staples Distribution & Retail (1.4%)
2,900 Target Corp.
+
....................... 466,552
Electrical Equipment (2.8%)
6,300 Emerson Electric Co.
+
................. 960,372
Ground Transportation (1.5%)
1,700 Union Pacific Corp.
+
.................. 511,139
Health Care Providers & Services (2.3%)
1,900 Cardinal Health, Inc.
+
.................. 445,778
900 UnitedHealth Group, Inc.
+
............... 350,469
796,247
Hotels, Restaurants & Leisure (3.3%)
3,000 Darden Restaurants, Inc. ............... 642,780
1,400 Marriott International, Inc., Class A ........ 478,464
1,121,244
Household Products (1.4%)
3,300 The Procter & Gamble Co. .............. 478,896
Industrial REITs (1.9%)
17,200 STAG Industrial, Inc. .................. 640,700
Insurance (1.9%)
5,800 Principal Financial Group, Inc. ........... 638,928
Interactive Media & Services (7.0%)
6,100 Alphabet, Inc., Class C
+
................ 2,046,001
600 Meta Platforms, Inc., Class A ............ 343,404
2,389,405
IT Services (1.2%)
1,200 Snowflake, Inc., Class A
+(a)
.............. 397,716
Machinery (2.9%)
600 Caterpillar, Inc.
+
..................... 478,482
Shares Security Description Value
Common Stocks, continued:
Machinery, continued:
1,300 Snap-on, Inc. ....................... $ 502,203
980,685
Metals & Mining (2.6%)
9,600 BHP Group, Ltd. ADR
+
................. 901,632
Oil, Gas & Consumable Fuels (7.1%)
4,400 ConocoPhillips
+
..................... 582,956
7,500 Phillips 66
+
........................ 1,849,350
2,432,306
Pharmaceuticals (1.4%)
400 Eli Lilly & Co.
+
...................... 462,692
Semiconductors & Semiconductor Equipment (15.2%)
3,300 Broadcom, Inc. ...................... 1,222,122
2,100 Lam Research Corp.
+
.................. 633,129
9,100 NVIDIA Corp.
+
...................... 2,009,098
3,300 NXP Semiconductors NV ............... 741,312
2,200 Texas Instruments, Inc. ................ 574,002
5,179,663
Software (5.3%)
2,900 Microsoft Corp.
+
..................... 1,471,141
900 Palo Alto Networks, Inc.
+(a)
.............. 343,917
1,815,058
Specialty Retail (1.4%)
1,400 The Home Depot, Inc. ................. 458,962
Technology Hardware, Storage & Peripherals (5.9%)
6,300 Apple, Inc.
+
........................ 1,996,155
Trading Companies & Distributors (4.6%)
14,700 Fastenal Co.
+
....................... 724,857
7,100 MSC Industrial Direct Co., Inc., Class A
+
..... 844,048
1,568,905
Total Common Stocks (Cost $22,832,763) ................... 33,312,371
Purchased Options ( 0.7% )
^
3 S&P 500 Index ...................... 19,800
3 S&P 500 Index ...................... 26,490
7 S&P 500 Index ...................... 118,300
4 S&P 500 Index ...................... 89,720
Total Purchased Options (Cost $425,455) ................... 254,310
Investment in Affiliates (1.6%)
538,438 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.61%
(b)
.......... 538,438
Total Investment in Affiliates (Cost $538,438) ................. 538,438
Total Investments (Cost $23,796,656)
(c)
— 100.1% ............. 34,105,119
Net other assets (liabilities) — (0.1)% ..................... (32,900)
Net Assets — 100.0% ................................ $ 34,072,219
(a) Non-income producing security.
(b) Money market investment. The rate presented is the rate in effect at August 31, 2026.
(c) Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
^ See Options table below for more details.
+ All or a portion of this security has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt

Schedule of Portfolio Investments
August 31, 2026
Hedged Equity Income Fund

See notes to financial statements.
Concluded
At August 31, 2026, the Fund's exchange-traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
S&P 500 Index Put 6,275.00 USD 3/19/27 3 $ 18,825 $ 19,800
S&P 500 Index Put 6,425.00 USD 4/16/27 3 19,275 26,490
S&P 500 Index Put 6,800.00 USD 6/17/27 7 47,600 118,300
S&P 500 Index Put 7,000.00 USD 8/20/27 4 28,000 89,720
Total (Cost $425,455) $ 254,310
At August 31, 2026, the Fund's exchange-traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Abbvie, Inc. Call 260.00 USD 9/18/26 13 $ 3,380 $ (5,473)
Alphabet, Inc. Call 420.00 USD 10/16/26 20 8,400 (1,200)
Amazon.com, Inc. Call 340.00 USD 10/16/26 20 6,800 (340)
Apple, Inc. Call 355.00 USD 10/16/26 32 11,360 (4,256)
BHP Group, Ltd. Call 110.00 USD 9/18/26 48 5,280 (240)
Cardinal Health, Inc. Call 270.00 USD 9/18/26 12 3,240 (60)
Caterpillar, Inc. Call 1,010.00 USD 10/16/26 2 2,020 (238)
Cisco Systems, Inc. Call 110.00 USD 9/18/26 72 7,920 (23,040)
ConocoPhillips Call 135.00 USD 9/18/26 16 2,160 (3,936)
ELI Lilly Co. Call 1,480.00 USD 10/16/26 2 2,960 (240)
Emerson Electric Co. Call 180.00 USD 10/16/26 32 5,760 (320)
Fastenal Co. Call 57.50 USD 10/16/26 74 4,255 (2,886)
Gilead Sciences, Inc. Call 160.00 USD 10/16/26 14 2,240 (1,960)
Lam Research Corp. Call 510.00 USD 9/18/26 6 3,060 (60)
Microsoft Corp. Call 570.00 USD 9/18/26 10 5,700 (250)
Morgan Stanley Call 240.00 USD 9/18/26 34 8,160 (476)
MSC Industrial Direct Co. Call 115.00 USD 9/18/26 36 4,140 (15,480)
MSC Industrial Direct Co. Call 140.00 USD 9/18/26 18 2,520 (90)
NVIDIA Corp. Call 275.00 USD 10/16/26 30 8,250 (1,140)
Palo Alto Networks, Inc. Call 530.00 USD 9/18/26 3 1,590 (3)
Phillips 66 Call 260.00 USD 9/18/26 38 9,880 (13,300)
Snowflake, Inc. Call 460.00 USD 9/18/26 6 2,760 (390)
Target Corp. Call 190.00 USD 10/16/26 15 2,850 (885)
Union Pacific Corp. Call 320.00 USD 9/18/26 9 2,880 (630)
UnitedHealth Group, Inc. Call 480.00 USD 10/16/26 5 2,400 (335)
Total (Premiums $(273,959)) $ (77,228)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statements of Assets and Liabilities for Written Options
Value
Written Options $ (77,228)

Notes to the Financial Statements
August 31, 2026

1. Organization:
The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”.
As of August 31, 2026 , the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy & Power
Fund (formerly World Energy Fund), and Hedged Equity Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Equity Income Fund, which is non-diversified. The Limited Duration Fund, Bond Fund, Strategic Enhanced Yield
Fund, Ultra Short Tax-Free Income Fund, World Energy & Power Fund, and Hedged Equity Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The World Energy & Power Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares,
Institutional Shares, and Select Shares. In addition, the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fair Value Measurements:
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”)
determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.
The following is a summary categorization, as of August 31, 2026 , of each Fund’s investments in the fair value hierarchy:
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
U.S. Treasury Fund
U.S. Treasury Obligations ............................... $ — $ 587,648,662 $ — $ 587,648,662
Repurchase Agreements ................................ — 1,252,394,468 — 1,252,394,468
Total Investments ..................................... — 1,840,043,130 — 1,840,043,130
Government Securities Money Market Fund
U.S. Government Agency Securities ......................... — 1,770,273,950 — 1,770,273,950
U.S. Treasury Obligations ............................... — 325,760,125 — 325,760,125
Repurchase Agreements ................................ — 1,085,000,000 — 1,085,000,000
Investment Companies ................................. 196,215,466 — — 196,215,466
Total Investments ..................................... 196,215,466 3,181,034,075 — 3,377,249,541

Notes to the Financial Statements
August 31, 2026

Securities Valuation:
The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money
Market Funds can be expected to vary inversely with changes in prevailing interest rates.
The following is an overview of how securities are valued in the Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,
World Energy & Power Fund, and Hedged Equity Income Fund (the “Variable Net Asset Value Funds”).
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
Limited Duration Fund
Asset-Backed Securities ................................ $ — $ 4,082,955 $ — $ 4,082,955
Mortgage-Backed Securities
1
............................. — 9,766,246 — 9,766,246
Commercial Mortgage-Backed Securities ..................... — 338,552 — 338,552
Corporate Bonds
2
..................................... — 3,632,006 — 3,632,006
U.S. Government Agency Securities ......................... — 497,347 — 497,347
U.S. Treasury Obligations ............................... — 3,074,312 — 3,074,312
Investment in Affiliates ................................. 525,077 — — 525,077
Total Investments ..................................... 525,077 21,391,418 — 21,916,495
Bond Fund
Asset-Backed Securities ................................ — 14,721,288 — 14,721,288
Mortgage-Backed Securities
1
............................. — 31,659,062 — 31,659,062
Commercial Mortgage-Backed Securities ..................... — 4,010,509 — 4,010,509
Corporate Bonds
2
..................................... — 27,972,181 — 27,972,181
Taxable Municipal Bonds
3
............................... — 6,031,671 — 6,031,671
U.S. Government Agency Securities ......................... — 931,355 — 931,355
U.S. Treasury Obligations ............................... — 20,705,430 — 20,705,430
Yankee Debt Obligations ................................ — 1,066,235 — 1,066,235
Investment in Affiliates ................................. 852,090 — — 852,090
Total Investments ..................................... 852,090 107,097,731 — 107,949,821
Strategic Enhanced Yield Fund
Mortgage-Backed Securities
1
............................. — 6,314,220 — 6,314,220
Corporate Bonds
2
..................................... — 3,508,566 — 3,508,566
U.S. Government Agency Securities ......................... — 545,055 — 545,055
U.S. Treasury Obligations ............................... — 4,525,334 — 4,525,334
Yankee Debt Obligations ................................ — 4,558,061 — 4,558,061
Investment in Affiliates ................................. 584,585 — — 584,585
Total Investments ..................................... 584,585 19,451,236 — 20,035,821
Ultra Short Tax-Free Income Fund
Municipal Bonds
3
..................................... — 2,395,020 — 2,395,020
Investment in Affiliates ................................. 1,328,791 — — 1,328,791
Total Investments ..................................... 1,328,791 2,395,020 — 3,723,811
World Energy & Power Fund
Common Stocks
2
..................................... 343,695,378 — — 343,695,378
Corporate Bonds
2
..................................... — 3,947,781 — 3,947,781
Yankee Debt Obligations ................................ — 2,184,693 — 2,184,693
Investment in Affiliates ................................. 6,064,885 — — 6,064,885
Total Investments ..................................... 349,760,263 6,132,474 — 355,892,737
Hedged Equity Income Fund
Common Stocks
2
..................................... 33,312,371 — — 33,312,371
Purchased Options .................................... 254,310 — — 254,310
Investment in Affiliates ................................. 538,438 — — 538,438
Written Options ...................................... (77,228) — — (77,228)
Total Investments ..................................... 34,027,891 — — 34,027,891
1 Please see the Schedule of Portfolio Investments for Mortgage-Backed Securities classification.
2 Please see the Schedule of Portfolio Investments for Industry classification.
3 Please see the Schedule of Portfolio Investments for State classification.

Notes to the Financial Statements
August 31, 2026

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.
Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as
Level 2 in the fair value hierarchy.
Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.
Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.
Options are generally valued at the last sale price, or in the absence of such a price, at the latest available bid price. Options are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the
Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
Securities Sold Short:
The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position); however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
The Funds did not engage in short sales during the year ended August 31, 2026.
Options Contracts:
Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge
(or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.
The Hedged Equity Income Fund engaged in purchased and written options activity during the year ended August 31, 2026 , detailed below.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written.
Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund

Notes to the Financial Statements
August 31, 2026

bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the year ended August 31, 2026 , the monthly average notional amount for written options contracts was $96 thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities for Hedged Equity Income Fund, categorized by risk exposure, as of August 31, 2026 :
Security Transactions and Related Income:
For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of portfolio investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Fluctuations arising from changes in foreign exchange rates on investments are included in the net realized and unrealized gains and losses on investments and foreign currencies. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
Real Estate Investment Trusts:
Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually.
Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A
REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of August 31, 2026 , are identified below:
Repurchase Agreements:
The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase
Agreements (“MRA”) permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the
MRA with collateral posted by the counterparty and create one net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statements of Assets
and Liabilities Location Total Fair Value
Statements of Assets
and Liabilities Location Total Fair Value
Equity Risk
Options Contracts $— Written Options Contracts $77,228
Hedged Equity Income Fund
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
Options Contracts
Hedged Equity Income Fund
Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/(depreciation) on written options contracts
$(87,836) $56,434
Security Acquisition Date Acquisition Cost Principal Amount Fair Value
Strategic Enhanced Yield Fund:
Brean Asset- Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100 ................................................. 3/25/21 $345,292

$376,129

$356,082

Notes to the Financial Statements
August 31, 2026

may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the
MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Distributions to Shareholders:
Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy & Power Fund and
Hedged Equity Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.
The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Allocations:
Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.
3. Fees and Transactions with Related and Other Parties:
The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-
specific fees, through December 31, 2026.
The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
Investment Sub-Advisory Services are provided to the Hedged Equity Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory
Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Equity Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Equity Income Fund.
Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC ("LM Capital") pursuant to an Investment Sub-Advisory
Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.
Fund
Annual Advisory Fee
(as a percentage of net
assets)
Annual Expense
Limitation
U.S. Treasury Fund ...................................................................................................................... 0.05% —
Government Securities Money Market Fund ............................................................................... 0.05% —
Limited Duration Fund ................................................................................................................ 0.15% 0.50%*
Bond Fund .................................................................................................................................. 0.20% —
Strategic Enhanced Yield Fund .................................................................................................... 0.50% 0.76%*
Ultra Short Tax-Free Income Fund ............................................................................................... 0.15% 0.35%*
World Energy & Power Fund ....................................................................................................... 0.60% 0.90%*
Hedged Equity Income Fund ....................................................................................................... 0.80% 1.10%*
Fund
Annual Administration Fee
(as a percentage of net
assets)
U.S. Treasury Fund ................................................................................................................................................................................. 0.05%
Government Securities Money Market Fund .......................................................................................................................................... 0.05%
Limited Duration Fund ........................................................................................................................................................................... 0.08%
Bond Fund ............................................................................................................................................................................................. 0.08%
Strategic Enhanced Yield Fund ............................................................................................................................................................... 0.08%
Ultra Short Tax-Free Income Fund .......................................................................................................................................................... 0.08%
World Energy & Power Fund .................................................................................................................................................................. 0.08%
Hedged Equity Income Fund .................................................................................................................................................................. 0.08%

Notes to the Financial Statements
August 31, 2026

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to
Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the year ended August
31, 2026 , Citi was paid $494,000 by the Administrator. Citi serves the Trust as fund accountant and receives additional fees for its services as fund accountant which are paid by the Funds.
Pursuant to a services agreement, the Trust pays PINE Advisor Solutions LLC ("PINE") to perform certain services including making an employee available to serve as the Funds' Chief Compliance Officer (the "CCO") and Principal Financial Accounting Officer (the "PFAO"). For the year ended August 31, 2026, PINE received $262,773 for CCO and PFAO services under the agreement.
BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-
pocket expenses incurred.
FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.
Certain officers of the Trust are affiliated with the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.
Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and
CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A
Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the year ended August 31, 2026 , BOKF received $6,070,966 under the agreement.
The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations receive a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative,
Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the year ended August 31, 2026 , BOKF received net shareholder servicing fees of $6,436,239. For shareholder purchases made through
BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the Money
Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2026. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.
From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. These reductions are typically computed daily or monthly and settled monthly. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the year ended August 31,
2026 , is noted below:
4. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the year ended August 31, 2026 were as follows:
Fund
Fair Value
8/31/25 Purchases Sales
Net
Realized
Gains/
(Losses)
Net Change
in Unrealized
Appreciation/
Depreciation
Fair Value
8/31/26
Shares as of
8/31/26
Dividend
Income
Limited Duration Fund ........ $ 2 , 822 , 563 $ 16,261,195 $ (18,558,681) $ — $ — $ 525,077 525,077 $ 44,357
Bond Fund ............... 3,109,155 40,966,778 (43,223,843) — — 852,090 852,090 93,044
Strategic Enhanced Yield Fund .. 147,463 12,915,190 (12,478,068) — — 584,585 584,585 14,098
Ultra Short Tax-Free Income Fund 16,584 19,602,007 (18,289,800) — — 1,3 28 ,791 1,3 28 ,791 15,687
World Energy & Power Fund .... 1,806,560 141,878,405 (137,620,080) — — 6,064,885 6,064,885 120,751
Hedged Equity Income Fund .... 563,370 10,362,562 (10,387,494) — — 538,438 538,438 22,298
$ 8,465,695 $ 241,986,137 $ (240,557,966) $ — $ — $ 9,893,866 9,893,866 $ 310,235
Fund Purchases Sales
Limited Duration Fund ............................................................................ $ 2,484,865 $ 8,544,485
Bond Fund .................................................................................... 22,313,535 19,111,817
Strategic Enhanced Yield Fund ...................................................................... 6,160,884 3,383,776
Ultra Short Tax-Free Income Fund .................................................................... 14,103,588 21,509,281
World Energy & Power Fund ....................................................................... 411,947,697 273,864,301
Hedged Equity Income Fund ........................................................................ 14,645,621 13,039,634

Notes to the Financial Statements
August 31, 2026

Purchases and sales of long-term U.S. government securities for the year ended August 31, 2026 , were as follows:
5. Credit Risk and Other Risk Considerations:
The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.
The Limited Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.
The World Energy & Power Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.
Hedged Equity Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-
related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options is also subject to the risk that the counterparty to the transaction will not fulfill its obligations.
6. Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
At August 31, 2026 , the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:
Fund Purchases Sales
Limited Duration Fund ............................................................................ $ 8,863,737 $ 5,963,215
Bond Fund .................................................................................... 19,725,421 25,023,721
Strategic Enhanced Yield Fund ...................................................................... 7,474,217 9,938,208
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Fund .............................. $ 1,840,043,130 $ — $ — $ —
Government Securities Money Market Fund ............. 3,377,249,541 — — —
Limited Duration Fund ............................ 23,079,330 194,560 (1,357,395) (1,162,835)
Bond Fund .................................... 112,728,408 498,475 (5,277,062) (4,778,587)
Strategic Enhanced Yield Fund ...................... 20,288,256 142,068 (394,503) (252,435)
Ultra Short Tax-Free Income Fund .................... 3,723,792 19 — 19
World Energy & Power Fund ....................... 267,061,801 89,556,202 (725,266) 88,830,936
Hedged Equity Income Fund ........................ 23,369,387 11,153,113 (494,609) 10,658,504

Notes to the Financial Statements
August 31, 2026

The tax characteristics of distributions paid to shareholders during fiscal years ended August 31, 2026, and 2025, were as follows:
As of August 31, 2026 , the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions Paid From:
2026
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 59,077,490 $ — $ 59,077,490 $ — $ 59,077,490
Government Securities Money Market Fund ............ 112,661,463 279 112,661,742 — 112,661,742
Limited Duration Fund ........................... 852,460 — 852,460 — 852,460
Bond Fund ................................... 4,398,124 — 4,398,124 — 4,398,124
Strategic Enhanced Yield Fund ..................... 859,922 — 859,922 — 859,922
Ultra Short Tax-Free Income Fund ................... 13,839 — 13,839 283,975 297,814
World Energy & Power Fund ...................... 2,238,382 — 2,238,382 — 2,238,382
Hedged Equity Income Fund ....................... 238,468 — 238,468 — 238,468
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because, for tax purposes, distributions are recognized when actually paid.
Distributions Paid From:
2025
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 70,374,314 $ — $ 70,374,314 $ — $ 70,374,314
Government Securities Money Market Fund ............ 126,619,742 27 126,619,769 — 126,619,769
Limited Duration Fund ........................... 1,084,952 — 1,084,952 — 1,084,952
Bond Fund ................................... 4,390,577 — 4,390,577 — 4,390,577
Strategic Enhanced Yield Fund ..................... 863,538 — 863,538 — 863,538
Ultra Short Tax-Free Income Fund ................... 11,427 — 11,427 358,439 369,866
World Energy & Power Fund ...................... 992,094 — 992,094 — 992,094
Hedged Equity Income Fund ....................... 269,367 — 269,367 — 269,367
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because, for tax purposes, distributions are recognized when actually paid.
Fund
Undistributed
Ordinary
Income/Tax
Exempt Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses*
Unrealized
Appreciation/
(Depreciation)**
Total
Accumulated
Earnings/
(Deficit)
U.S. Treasury Fund ................. $ 4,975,802 $ — $ 4,975,802 $ (4,975,174) $ (11,747) $ — $ (11,119)
Government Securities Money Market Fund 9,521,741 — 9,521,741 (9,482,111) — — 39,630
Limited Duration Fund ............... 131,266 — 131,266 (67,844) (15,066,250) (1,162,835) (16,165,663)
Bond Fund ....................... 400,042 — 400,042 (391,705) (15,134,255) (4,778,587) (19,904,505)
Strategic Enhanced Yield Fund ......... 63,699 — 63,699 (62,790) (2,368,202) (252,396) (2,619,689)
Ultra Short Tax-Free Income Fund ....... 13,574 — 13,574 (13,081) (7,149) 19 (6,637)
World Energy & Power Fund .......... 1,027,484 3,595,953 4,623,437 — — 88,830,936 93,454,373
Hedged Equity Income Fund ........... 41,352 — 41,352 — (1,715,122) 10,658,504 8,984,734
* See below for post-October losses and capital loss carryforwards.
** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, straddles, mark-to-market of options contracts and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements
August 31, 2026

*
All or a portion are limited as a result of changes in ownership in connection with business combinations. Unused limitations during a year accumulate for future use in offsetting net capital gains.
At August 31, 2026 , the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable capital loss carryforward has been offset.
Capital loss carryforwards not subject to expiration:
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
During the year ended August 31, 2026, the Strategic Enhanced Yield Fund, World Energy & Power Fund and Hedged Equity Income Fund utilized $131,461, $10,274,311 and $875,566, respectively, in capital loss carryforwards to offset capital gains.
7. Segment Reporting:
In accordance with FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07")
each Fund included herein is deemed to be an individual reporting segment and Officers of the Funds collectively act as each Fund's chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the
CODM is consistent with that presented in the Funds’ financial statements.
8. Accounting Pronouncements and Regulations:
During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures
("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
9. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of August 31, 2026, except as noted below.
On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund. The liquidation was effective
October 2, 2026. The basis of presentation has not been modified in light of this liquidation.
Fund
Short-Term
Amount
Long-Term
Amount Total
U.S. Treasury Fund ....................................................... $ 11,747 $ – $ 11,747
Limited Duration Fund ..................................................... 2,323,094 12,743,156 15,066,250
*
Bond Fund ............................................................. 4,973,170 10,161,085 15,134,255
Strategic Enhanced Yield Fund ............................................... 742,954 1,625,248 2,368,202
Ultra Short Tax-Free Income Fund ............................................. 7,149 – 7,149
Hedged Equity Income Fund ................................................. 757,138 957,984 1,715,122

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
U.S. Treasury Fund
Administrative Shares
Year Ended August 31, 2026 ................................ $ 1.000 $ 0.031 $ 0.031
Year Ended August 31, 2025 ................................ 1.000 0.038 0.038
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.037
(b)
0.037
Year Ended August 31, 2022 ................................ 1.000 0.002 0.002
Institutional Shares
Year Ended August 31, 2026 ................................ 1.000 0.036 0.036
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.041
(b)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Select Shares
Year Ended August 31, 2026 ................................ 1.000 0.036 0.036
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.042
(b)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
(a) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(b) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(a)
$ (0.031) $ — $ (0.031) $ 1.000 3.18% $ 1,654,912 0.66% 3.13% 0.66%
(0.038) — (0.038) 1.000 3.91% 1,594,310 0.66% 3.85% 0.66%
(0.050) — (0.050) 1.000 4.81% 1,558,137 0.66% 4.70% 0.66%
(0.037) — (0.037) 1.000 3.72% 1,560,349 0.67% 3.79% 0.67%
(0.002) — (0.002) 1.000 0.20% 830,908 0.25% 0.21% 0.67%
(0.036) — (0.036) 1.000 3.61% 174,384 0.24% 3.58% 0.41%
(0.043) — (0.043) 1.000 4.34% 267,947 0.24% 4.25% 0.41%
(0.050) — (0.050) 1.000 5.25% 196,806 0.24% 5.12% 0.41%
(0.041) — (0.041) 1.000 4.15% 176,656 0.25% 4.34% 0.42%
(0.003) — (0.003) 1.000 0.34% 49,457 0.14% 0.35% 0.42%
(0.036) — (0.036) 1.000 3.70% 6,053 0.16% 3.68% 0.41%
(0.043) — (0.043) 1.000 4.43% 16,974 0.16% 4.28% 0.41%
(0.050) — (0.050) 1.000 5.33% 5,474 0.16% 5.20% 0.41%
(0.042) — (0.042) 1.000 4.23% 4,137 0.17% 4.08% 0.42%
(0.004) — (0.004) 1.000 0.37% 10,335 0.13% 0.61% 0.42%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
Government Securities Money Market Fund
Administrative Shares
Year Ended August 31, 2026 ................................ $ 1.000 $ 0.031 $ 0.031
Year Ended August 31, 2025 ................................ 1.000 0.039 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.038
(b)
0.038
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Institutional Shares
Year Ended August 31, 2026 ................................ 1.000 0.035 0.035
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(b)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Select Shares
Year Ended August 31, 2026 ................................ 1.000 0.036 0.036
Year Ended August 31, 2025 ................................ 1.000 0.044 0.044
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(b)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Premier Shares
Year Ended August 31, 2026 ................................ 1.000 0.031 0.031
Year Ended August 31, 2025 ................................ 1.000 0.039 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.041
(b)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
(a) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(b) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(a)
$ (0.031) $ — $ (0.031) $ 1.000 3.14% $ 837,763 0.67% 3.09% 0.67%
(0.039) — (0.039) 1.000 3.96% 746,248 0.68% 3.88% 0.68%
(0.047) — (0.047) 1.000 4.80% 584,235 0.69% 4.70% 0.69%
(0.038) — (0.038) 1.000 3.87% 602,861 0.58% 3.79% 0.69%
(0.003) — (0.003) 1.000 0.28% 666,206 0.22% 0.25% 0.67%
(0.035) — (0.035) 1.000 3.57% 302,144 0.25% 3.52% 0.42%
(0.043) — (0.043) 1.000 4.40% 330,860 0.26% 4.31% 0.43%
(0.051) — (0.051) 1.000 5.24% 249,785 0.27% 5.12% 0.44%
(0.041) — (0.041) 1.000 4.19% 238,179 0.27% 4.25% 0.44%
(0.004) — (0.004) 1.000 0.37% 122,080 0.12% 0.28% 0.43%
(0.036) — (0.036) 1.000 3.66% 1,652,614 0.17% 3.59% 0.42%
(0.044) — (0.044) 1.000 4.48% 1,552,318 0.18% 4.39% 0.43%
(0.052) — (0.052) 1.000 5.32% 1,408,658 0.19% 5.19% 0.44%
(0.042) — (0.042) 1.000 4.27% 1,224,619 0.19% 4.19% 0.44%
(0.004) — (0.004) 1.000 0.41% 1,048,440 0.10% 0.44% 0.43%
(0.031) — (0.031) 1.000 3.14% 537,494 0.67% 3.10% 0.92%
(0.039) — (0.039) 1.000 3.96% 553,151 0.68% 3.88% 0.93%
(0.047) — (0.047) 1.000 4.79% 504,680 0.69% 4.69% 0.94%
(0.041) — (0.041) 1.000 4.14% 488,779 0.33% 4.21% 0.94%
(0.004) — (0.004) 1.000 0.38% 334,389 0.12% 0.41% 0.93%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Limited Duration Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 9.36 $ 0.32 $ (0.09) $ 0.23
Year Ended August 31, 2025 ..................................... 9.29 0.29 0.08 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.25 0.43 0.68
Year Ended August 31, 2023 ..................................... 9.00 0.24
(c)
(0.12) 0.12
Year Ended August 31, 2022 ..................................... 9.70 0.13 (0.68) (0.55)
Institutional Shares
Year Ended August 31, 2026 ..................................... 9.35 0.35 (0.09) 0.26
Year Ended August 31, 2025 ..................................... 9.28 0.32 0.07 0.39
Year Ended August 31, 2024 ..................................... 8.86 0.27 0.43 0.70
Year Ended August 31, 2023 ..................................... 8.99 0.26
(c)
(0.12) 0.14
Year Ended August 31, 2022 ..................................... 9.69 0.15 (0.68) (0.53)
A Shares
Year Ended August 31, 2026 ..................................... 9.36 0.32 (0.08) 0.24
Year Ended August 31, 2025 ..................................... 9.29 0.29 0.08 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.24 0.43 0.67
Year Ended August 31, 2023 ..................................... 9.01 0.23
(c)
(0.13) 0.10
Year Ended August 31, 2022 ..................................... 9.70 0.12 (0.66) (0.54)
(a) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(c) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(a)
Portfolio
Turnover
(b)
$ (0.31) $ — $ (0.31) $ 9.28 2.48% $ 4,039 0.75% 3.33% 1.56% 50%
(0.30) — (0.30) 9.36 4.01% 4,000 0.75% 3.11% 1.46% 6%
(0.26) — (0.26) 9.29 7.76% 3,627 0.96% 2.79% 1.22% 18%
(0.25) — (0.25) 8.87 1.33% 1,360 0.95% 2.67% 1.20% 21%
(0.15) — (0.15) 9.00 (5.72)% 2,336 0.82% 1.38% 1.08% 49%
(0.33) — (0.33) 9.28 2.85% 17,041 0.50% 3.57% 1.31% 50%
(0.32) — (0.32) 9.35 4.27% 23,228 0.50% 3.35% 1.21% 6%
(0.28) — (0.28) 9.28 8.02% 32,892 0.73% 3.03% 0.97% 18%
(0.27) — (0.27) 8.86 1.56% 30,082 0.71% 2.92% 0.95% 21%
(0.17) — (0.17) 8.99 (5.51)% 39,818 0.59% 1.58% 0.83% 49%
(0.31) — (0.31) 9.29 2.59% 974 0.75% 3.32% 1.41% 50%
(0.30) — (0.30) 9.36 4.01% 1,174 0.75% 3.11% 1.31% 6%
(0.25) — (0.25) 9.29 7.66% 1,640 1.05% 2.74% 1.06% 18%
(0.24) — (0.24) 8.87 1.13% 2,638 1.03% 2.61% 1.05% 21%
(0.15) — (0.15) 9.01 (5.63)% 2,643 0.84% 1.37% 0.93% 49%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Bond Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 8.52 $ 0.32 $ (0.17) $ 0.15
Year Ended August 31, 2025 ..................................... 8.61 0.30 (0.09) 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Institutional Shares
Year Ended August 31, 2026 ..................................... 8.50 0.34 (0.17) 0.17
Year Ended August 31, 2025 ..................................... 8.59 0.32 (0.09) 0.23
Year Ended August 31, 2024 ..................................... 8.26 0.30 0.33 0.63
Year Ended August 31, 2023 ..................................... 8.62 0.25 (0.35) (0.10)
Year Ended August 31, 2022 ..................................... 9.95 0.20 (1.32) (1.12)
A Shares
Year Ended August 31, 2026 ..................................... 8.52 0.32 (0.16) 0.16
Year Ended August 31, 2025 ..................................... 8.61 0.30 (0.09) 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
(a) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(a)
Portfolio
Turnover
(b)
$ (0.32) $ — $ (0.32) $ 8.35 1.79% $ 546 0.74% 3.78% 0.99% 39%
(0.30) — (0.30) 8.52 2.47% 695 0.73% 3.51% 0.98% 24%
(0.28) — (0.28) 8.61 7.53% 717 0.69% 3.36% 0.94% 36%
(0.24) — (0.24) 8.28 (1.42)% 1,009 0.72% 2.76% 0.97% 59%
(0.19) — (0.19) 8.64 (11.63)% 1,129 0.74% 1.93% 0.99% 38%
(0.34) — (0.34) 8.33 2.04% 107,771 0.49% 4.04% 0.74% 39%
(0.32) — (0.32) 8.50 2.72% 114,046 0.49% 3.75% 0.73% 24%
(0.30) — (0.30) 8.59 7.81% 122,690 0.45% 3.61% 0.70% 36%
(0.26) — (0.26) 8.26 (1.19)% 120,355 0.47% 3.02% 0.72% 59%
(0.21) — (0.21) 8.62 (11.35)% 129,062 0.49% 2.19% 0.74% 38%
(0.32) — (0.32) 8.36 1.90% 44 0.74% 3.79% 0.84% 39%
(0.30) — (0.30) 8.52 2.47% 44 0.73% 3.50% 0.83% 24%
(0.28) — (0.28) 8.61 7.53% 59 0.70% 3.36% 0.80% 36%
(0.24) — (0.24) 8.28 (1.42)% 55 0.72% 2.77% 0.82% 59%
(0.19) — (0.19) 8.64 (11.63)% 57 0.74% 1.93% 0.84% 38%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(a)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Strategic Enhanced Yield Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 8.93 $ 0.37 $ (0.16) $ 0.21
Year Ended August 31, 2025 ..................................... 8.99 0.38 (0.07) 0.31
Year Ended August 31, 2024 ..................................... 8.58 0.43 0.40 0.83
Year Ended August 31, 2023 ..................................... 9.19 0.36 (0.61) (0.25)
Year Ended August 31, 2022 ..................................... 10.49 0.25 (1.28) (1.03)
Institutional Shares
Year Ended August 31, 2026 ..................................... 8.81 0.38 (0.14) 0.24
Year Ended August 31, 2025 ..................................... 8.87 0.40 (0.07) 0.33
Year Ended August 31, 2024 ..................................... 8.47 0.42 0.41 0.83
Year Ended August 31, 2023 ..................................... 9.06 0.38 (0.59) (0.21)
Year Ended August 31, 2022 ..................................... 10.35 0.27 (1.27) (1.00)
A Shares
Year Ended August 31, 2026 ..................................... 8.81 0.35 (0.13) 0.22
Year Ended August 31, 2025 ..................................... 8.87 0.38 (0.07) 0.31
Year Ended August 31, 2024 ..................................... 8.47 0.41 0.40 0.81
Year Ended August 31, 2023 ..................................... 9.07 0.36 (0.60) (0.24)
Year Ended August 31, 2022 ..................................... 10.35 0.24 (1.25) (1.01)
(a) Calculated using average shares.
(b) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(b)
Portfolio
Turnover
(c)
$ (0.35) $ — $ (0.35) $ 8.79 2.35% $ 25 1.01% 4.16% 1.88% 67%
(0.37) — (0.37) 8.93 3.59% 25 1.01% 4.37% 1.96% 112%
(0.42) — (0.42) 8.99 9.94% 25 1.01% 4.98% 3.40% 55%
(0.36) — (0.36) 8.58 (2.69)% 346 1.01% 4.11% 2.99% 159%
(0.27) — (0.27) 9.19 (9.93)% 528 1.01% 2.51% 2.07% 18%
(0.37) — (0.37) 8.68 2.70% 20,047 0.76% 4.31% 1.63% 67%
(0.39) — (0.39) 8.81 3.85% 21,031 0.76% 4.57% 1.71% 112%
(0.43) — (0.43) 8.87 10.16% 14,646 0.76% 4.94% 2.37% 55%
(0.38) — (0.38) 8.47 (2.31)% 4,514 0.76% 4.34% 2.74% 159%
(0.29) — (0.29) 9.06 (9.78)% 9,377 0.76% 2.77% 1.82% 18%
(0.35) — (0.35) 8.68 2.45% 55 1.01% 4.00% 1.73% 67%
(0.37) — (0.37) 8.81 3.59% 118 1.01% 4.32% 1.81% 112%
(0.41) — (0.41) 8.87 9.89% 127 1.01% 4.83% 2.82% 55%
(0.36) — (0.36) 8.47 (2.66)% 131 1.01% 4.13% 2.84% 159%
(0.27) — (0.27) 9.07 (9.91)% 159 1.01% 2.43% 1.83% 18%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(a)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 9.99 $ 0.24 $ (0.02) $ 0.22
Year Ended August 31, 2025 ..................................... 9.99 0.29 — 0.29
Year Ended August 31, 2024 ..................................... 9.97 0.29 0.04 0.33
Year Ended August 31, 2023 ..................................... 9.87 0.11 0.12 0.23
Year Ended August 31, 2022 ..................................... 9.97 (0.01) (0.09) (0.10)
Institutional Shares
Year Ended August 31, 2026 ..................................... 10.04 0.26 (0.02) 0.24
Year Ended August 31, 2025 ..................................... 10.04 0.30 — 0.30
Year Ended August 31, 2024 ..................................... 10.02 0.33 0.02 0.35
Year Ended August 31, 2023 ..................................... 9.92 0.15 0.11 0.26
Year Ended August 31, 2022 ..................................... 10.01 0.01 (0.08) (0.07)
A Shares
Year Ended August 31, 2026 ..................................... 10.01 0.24 (0.02) 0.22
Year Ended August 31, 2025 ..................................... 10.01 0.27 — 0.27
Year Ended August 31, 2024 ..................................... 9.99 0.31 0.02 0.33
Year Ended August 31, 2023 ..................................... 9.89 0.12 0.11 0.23
Year Ended August 31, 2022 ..................................... 9.98 — (0.09) (0.09)
(a) Calculated using average shares.
(b) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(b)
Portfolio
Turnover
(c)
$ (0.24) $ — $ (0.24) $ 9.97 2.19% $ 2 0.60% 2.37% 2.01% 177%
(0.29) — (0.29) 9.99 2.94% 2 0.60% 2.89% 1.85% 173%
(0.31) — (0.31) 9.99 3.37% 2 0.60% 2.96% 1.44% 130%
(0.13) — (0.13) 9.97 2.37% 9 0.60% 1.15% 1.35% 96%
— — — 9.87 (0.95)% 103 0.60% (0.10)% 1.28% 96%
(0.26) — (0.26) 10.02 2.45% 3,706 0.35% 2.63% 1.80% 177%
(0.30) — (0.30) 10.04 3.03% 12,367 0.35% 2.99% 1.73% 173%
(0.33) — (0.33) 10.04 3.58% 10,366 0.35% 3.30% 1.32% 130%
(0.16) — (0.16) 10.02 2.63% 16,354 0.35% 1.51% 1.10% 96%
(0.02) — (0.02) 9.92 (0.74)% 26,566 0.35% 0.14% 1.03% 96%
(0.24) — (0.24) 9.99 2.19% 18 0.60% 2.37% 2.05% 177%
(0.27) — (0.27) 10.01 2.77% 18 0.60% 2.74% 1.83% 173%
(0.31) — (0.31) 10.01 3.33% 17 0.60% 3.09% 1.43% 130%
(0.13) — (0.13) 9.99 2.37% 17 0.60% 1.17% 1.20% 96%
— — — 9.89 (0.85)% 44 0.60% (0.04)% 1.16% 96%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
World Energy & Power Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 16.87 $ 0.13 $ 6.30 $ 6.43
Year Ended August 31, 2025 ..................................... 13.79 0.16 3.03 3.19
Year Ended August 31, 2024 ..................................... 13.55 0.27 0.23 0.50
Year Ended August 31, 2023 ..................................... 12.52 0.28
(c)
1.02 1.30
Year Ended August 31, 2022 ..................................... 8.89 0.20
(c)
3.62 3.82
Institutional Shares
Year Ended August 31, 2026 ..................................... 16.87 0.18 6.30 6.48
Year Ended August 31, 2025 ..................................... 13.80 0.22 3.01 3.23
Year Ended August 31, 2024 ..................................... 13.56 0.30 0.23 0.53
Year Ended August 31, 2023 ..................................... 12.53 0.31
(c)
1.03 1.34
Year Ended August 31, 2022 ..................................... 8.89 0.23
(c)
3.63 3.86
A Shares
Year Ended August 31, 2026 ..................................... 16.82 0.12 6.29 6.41
Year Ended August 31, 2025 ..................................... 13.75 0.17 3.02 3.19
Year Ended August 31, 2024 ..................................... 13.52 0.27 0.22 0.49
Year Ended August 31, 2023 ..................................... 12.49 0.28
(c)
1.03 1.31
Year Ended August 31, 2022 ..................................... 8.86 0.20
(c)
3.62 3.82
C Shares
Year Ended August 31, 2026 ..................................... 16.59 0.02 6.15 6.17
Year Ended August 31, 2025 ..................................... 13.60 0.10 2.93 3.03
Year Ended August 31, 2024 ..................................... 13.39 0.18 0.20 0.38
Year Ended August 31, 2023 ..................................... 12.37 0.19
(c)
1.01 1.20
Year Ended August 31, 2022 ..................................... 8.78 0.13
(c)
3.57 3.70
(a) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(c) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(a)
Portfolio
Turnover
(b)
$ (0.16) $ — $ (0.16) $ 23.14 38.21% $ 41,008 1.10% 0.77% 1.34% 116%
(0.11) — (0.11) 16.87 23.26% 20,433 1.15% 1.25% 1.43% 175%
(0.26) — (0.26) 13.79 3.67% 17,169 1.15% 1.94% 1.43% 161%
(0.27) — (0.27) 13.55 10.72% 19,478 1.15% 2.31% 1.46% 166%
(0.19) — (0.19) 12.52 43.38% 25,003 1.15% 1.99% 1.57% 192%
(0.20) — (0.20) 23.15 38.59% 289,126 0.84% 1.05% 1.09% 116%
(0.16) — (0.16) 16.87 23.57% 108,570 0.90% 1.53% 1.18% 175%
(0.29) — (0.29) 13.80 3.92% 70,221 0.90% 2.26% 1.18% 161%
(0.31) — (0.31) 13.56 11.02% 56,537 0.90% 2.49% 1.21% 166%
(0.22) — (0.22) 12.53 43.81% 37,866 0.90% 2.16% 1.34% 192%
(0.15) — (0.15) 23.08 38.21% 8,180 1.11% 0.78% 1.19% 116%
(0.12) — (0.12) 16.82 23.31% 6,438 1.15% 1.31% 1.28% 175%
(0.26) — (0.26) 13.75 3.61% 2,894 1.15% 1.98% 1.28% 161%
(0.28) — (0.28) 13.52 10.77% 2,826 1.15% 2.23% 1.31% 166%
(0.19) — (0.19) 12.49 43.54% 3,170 1.15% 1.88% 1.47% 192%
(0.05) — (0.05) 22.71 37.20% 15,631 1.85% 0.03% 2.09% 116%
(0.04) — (0.04) 16.59 22.36% 8,132 1.90% 0.48% 2.18% 175%
(0.17) — (0.17) 13.60 2.82% 7,603 1.90% 1.28% 2.18% 161%
(0.18) — (0.18) 13.39 9.93% 6,110 1.90% 1.55% 2.21% 166%
(0.11) — (0.11) 12.37 42.42% 4,713 1.90% 1.13% 2.35% 192%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(a)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Hedged Equity Income Fund
Investor Shares
Year Ended August 31, 2026 ..................................... $ 12.85 $ 0.07 $ 1.42 $ 1.49
Year Ended August 31, 2025 ..................................... 11.27 0.12 1.53 1.65
Year Ended August 31, 2024 ..................................... 10.35 0.15 0.93 1.08
Year Ended August 31, 2023 ..................................... 9.93 0.23 0.42 0.65
Year Ended August 31, 2022 ..................................... 10.81 0.19 (0.88) (0.69)
Institutional Shares
Year Ended August 31, 2026 ..................................... 12.83 0.10 1.40 1.50
Year Ended August 31, 2025 ..................................... 11.26 0.11 1.58 1.69
Year Ended August 31, 2024 ..................................... 10.35 0.17 0.93 1.10
Year Ended August 31, 2023 ..................................... 9.93 0.25 0.42 0.67
Year Ended August 31, 2022 ..................................... 10.82 0.23 (0.91) (0.68)
A Shares
Year Ended August 31, 2026 ..................................... 12.84 0.07 1.40 1.47
Year Ended August 31, 2025 ..................................... 11.25 0.08 1.58 1.66
Year Ended August 31, 2024 ..................................... 10.35 0.14 0.92 1.06
Year Ended August 31, 2023 ..................................... 9.91 0.23 0.43 0.66
Year Ended August 31, 2022 ..................................... 10.80 0.20 (0.90) (0.70)
(a) Calculated using average shares.
(b) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(b)
Portfolio
Turnover
(c)
$ (0.06) $ — $ (0.06) $ 14.28 11.60% $ 125 1.35% 0.54% 1.88% 41%
(0.07) — (0.07) 12.85 14.71% 1,650 1.35% 0.98% 2.01% 18%
(0.16) — (0.16) 11.27 10.55% 85 1.35% 1.42% 1.81% 44%
(0.23) — (0.23) 10.35 6.61% 164 1.35% 2.24% 1.79% 30%
(0.19) — (0.19) 9.93 (6.47)% 309 1.35% 1.86% 1.98% 18%
(0.10) — (0.10) 14.23 11.78% 32,957 1.10% 0.74% 1.63% 41%
(0.12) — (0.12) 12.83 15.00% 26,402 1.10% 0.94% 1.76% 18%
(0.19) — (0.19) 11.26 10.83% 26,901 1.10% 1.60% 1.56% 44%
(0.25) — (0.25) 10.35 6.92% 31,802 1.10% 2.47% 1.54% 30%
(0.21) — (0.21) 9.93 (6.31)% 33,178 1.10% 2.21% 1.69% 18%
(0.07) — (0.07) 14.24 11.51% 990 1.35% 0.49% 1.73% 41%
(0.07) — (0.07) 12.84 14.81% 970 1.35% 0.66% 1.86% 18%
(0.16) — (0.16) 11.25 10.36% 1,181 1.35% 1.31% 1.65% 44%
(0.22) — (0.22) 10.35 6.71% 916 1.35% 2.24% 1.64% 30%
(0.19) — (0.19) 9.91 (6.51)% 1,785 1.35% 1.94% 1.75% 18%

Report of Independent Registered Public Accounting Firm
August 31, 2026

To the Shareholders and Board of Trustees
Cavanal Hill Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Cavanal Hill Funds (the Funds) (comprised of the U.S. Treasury Fund, Government Securities
Money Market Fund, Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy & Power Fund (formerly World
Energy Fund), and Hedged Equity Income Fund), including the schedules of portfolio investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.
Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Cavanal Hill Funds investment companies since 1990.
Columbus, Ohio
October 26, 2026

Additional Fund Information (Unaudited)
August 31, 2026
Notification of Sources of Distributions Pursuant to Rule 19a-1 under the Investment Company Act of 1940:
As noted in the table below, during the fiscal year ended August 31, 2026, certain Funds made distributions to shareholders from net income in excess of that which was earned for book purposes (capital sources).* Distributions are not anticipated to exceed earnings for U.S. income tax purposes. As of August 31, 2026, the sources of these distributions were as follows (amounts represent dollars per share):
*Capital gains and losses from periodic repayment of bond principal are recognized as income for book purposes but, for U.S. income tax purposes, are distributed to shareholders from net capital gains. Final 2026 tax information for the Funds will be mailed to shareholders next year by January 31, 2027. Accordingly, shareholders should not use the information provided in this notice for tax reporting purposes.
Other Federal Income Tax Information:
For the year ended August 31, 2026, a portion of the ordinary income distributions paid by the Funds may be qualified dividend income. The Funds intend to designate the maximum amount allowable. Complete information will be reported in conjunction with the 2026 Form 1099-DIV.
For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2026, qualify for the corporate dividends received deduction for the following Funds:
The Ultra Short Tax-Free Income Fund designated $283,975 of its income distributions as tax-exempt distributions for the year ended August 31, 2026.
For the year ended August 31, 2026, certain Funds designate the maximum amount allowable but not less than the following amounts as interest-related dividends in accordance with Section 871(k)(1) and 881(e) of the Internal Revenue Code:
Fund Net Income Capital Sources
Total
Distributions
Strategic Enhanced Yield Fund – Investor Shares ..................................... 0. 35009 0.000 4 9 0. 35058
Strategic Enhanced Yield Fund – Institutional Shares .................................. 0.3 6753 0.000 51 0. 36804
Strategic Enhanced Yield Fund – A Shares .......................................... 0 .34555 0.000 48 0. 34603
Fund Percentage
World Energy & Power Fund ................................................................................ 98.20%
Fund Amount
U.S. Treasury Fund ....................................................................................... $ 59,070,919
Government Securities Money Market Fund ...................................................................... 112,513,131
Limited Duration Fund ..................................................................................... 821,116
Bond Fund ............................................................................................. 4,200,524
Strategic Enhanced Yield Fund ............................................................................... 653,509
Ultra Short Tax-Free Income Fund ............................................................................. 13,171
World Energy & Power Fund ................................................................................ 226,189
Hedged Equity Income Fund ................................................................................. 8,732

Additional Fund Information (Unaudited)
August 31, 2026
Continued
Continued
REVIEW AND APPROVAL OF THE FUNDS’ ADVISORY AGREEMENT
The Trust’s amended and restated investment advisory agreement (the “Advisory Agreement”) with Cavanal Hill Investment Management, Inc. (the “Adviser”) was formally considered and approved by the Board of Trustees at a meeting held on July 30, 2026. The Trustees reviewed extensive material throughout the year in connection with their consideration of the Advisory Agreement. In connection with such approval, the Trustees reviewed data produced by an independent provider of mutual fund data
(as assembled by the Funds’ sub-administrator) which provided comparisons to industry averages for comparable funds for advisory fees and total fund expenses. The information provided to the Trustees at the meeting also included a report from an independent evaluator of brokerage practices and best execution. The Board was assisted in its review by independent legal counsel, as well as Counsel to the Funds, which provided a memorandum detailing the legal standards for review of the Advisory
Agreement. The Board received a detailed presentation by the Adviser, which included a fund-by-fund analysis of performance and profitability. The Board also deliberated outside the presence of management and the Adviser.
In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Investment Advisory Agreement should be amended and continued, and no factor alone was considered determinative. The Trustees, including a majority of independent Trustees, determined that the overall arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.
The matters addressed below were considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The
Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Adviser’s senior management and portfolio managers presented information to the Trustees at Board meetings and discussed the Funds’ performance and the Funds’ investment objectives, strategies and outlook. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees also considered the Adviser’s research and portfolio management capabilities, oversight of day-to-day Fund operations, including fund accounting and administration, shareholder communications, regulatory and other reporting, and assistance in meeting legal and regulatory requirements. Materials provided throughout the year covered matters such as compliance of portfolio managers and other management personnel with the code of ethics and the adherence to fair pricing procedures. Consideration was given to the overall performance of the Adviser in light of the economy. The Trustees concluded that the nature, extent, and quality of services under the Advisory Agreement were appropriate and consistent with industry norms.
Investment Performance
Investment performance reports and related financial information for the Funds were discussed throughout the year and were presented in association with the renewal.
The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s peer group as reported by Lipper. One, three, five and ten-year performance data was presented. The Trustees discussed with the Adviser the performance goals and the actual results achieved in managing the Funds as well as the effect of market conditions on the Funds.
The Government Securities Money Market Fund (“Money Market Fund”) ended the period at $3,291,374,536.17, up 9.5% from the prior year while the U.S. Treasury Fund
(“Treasury Fund”) ended the period at $1,735,826,124.49, an increase of 1.8% from the prior year. The 7-day current yield on Select shares of Money Market Fund ended at 3.52%, down 0.97 percentage points from 4.49% at the start of the period. The 7-day current yield on Administrative shares of Treasury Fund ended at 3.02%, down
1.16 percentage points from 4.18% at the start of the period. According to Crane Data, top-yielding government institutional funds average 7-day current yield of 3.68%
and Treasury institutional funds averaged 7-day current yield of 3.66%.
The Limited Duration Fund Institutional share class was in the 86th percentile in its Morningstar peer group for the one-year period. The Fund’s allocation to credit sectors was a positive driver for the Fund. A single security was responsible for most of the lag in performance versus the peer group. The overweighting asset-backed securities was particularly helpful. The weighting to mortgages was a benefit as was the overweight to asset-backed securities.
The Bond Fund Institutional share class was in the 66th percentile in its Morningstar peer group for the one-year period. An overweight to credit, especially asset-backed securities, as well as to taxable municipal bonds, was beneficial to the Fund as credit was strong. A single security was responsible for most of the lag in performance versus the peer group.
As of May 31, 2026, the Strategic Enhanced Yield Fund Institutional share class achieved a one-year return of 6.43%, outperforming its benchmark return of 5.13% by
130 bps. Over the last 12 months the Fund maintained a relatively neutral or short duration vs the index as interest rates along the curve edged higher throughout the year.
Strong credit performance in the first half of 2026 was driven by security selection in emerging markets. Overall, the Fund remains on the lower end of risk spectrum as the
Adviser awaits greater clarity amid policy uncertainty and fallout from the unrest in middle east. In that context, the Fund maintains a lower exposure to U.S. credit in favor of agency mortgage-backed securities, which offers comparable yields to U.S. investment-grade corporate bonds. The Fund remains overweight in short-duration emerging market debt and U.S. high-yield issuers, which continue to serve as the primary sources of yield enhancement.
The Ultra Short Tax-Free Income Fund Institutional share class was in the 86th percentile in its Lipper peer group for the year. The Fund’s underperformance was due to the short duration; the investment mix of variable rate demand notes and fixed rate paper negatively impacted performance, as rates in the short end of the muni market ended the period lower than where they began.
As of May 31, 2026, the Institutional share class of the World Energy & Power Fund had a Morningstar percentile ranking of 34th for the one-year period. Over a longer time horizon, the Fund ranks #1 for both the three- and ten-year periods in Morningstar as of May 31, 2026. In addition, though Lipper does not have an energy category, we are categorized in the Global Natural Resources category. As of May 31, 2026, the fund was a 5-star Morningstar fund.

Additional Fund Information (Unaudited)
August 31, 2026
Concluded
Hedged Equity Income Fund performance is equally reflective of both Lavaca Capital and the Adviser. The Institutional share class one-year return as of May 31, 2026 was
22.04%, which outperformed the Morningstar Equity Hedged peer group by more than 300 basis points. The Fund’s investment objective is to provide current income with the potential for long term capital appreciation with less volatility than the broad equity market. Per Morningstar, the Fund’s Institutional share class generated a 0.78%
dividend yield net of 1.10% fees during the period. Per Bloomberg, the Fund’s 360-day volatility as of May 31, 2026 was 13.7% at period end compared with 17.5% for the S&P 500 Index.
Cost of Services and Profits Realized by Cavanal Hill Investment Management, Inc. and its Affiliates
The Trustees also considered peer group comparable information with respect to the investment advisory fees charged by the Adviser to each of the Funds. Information on voluntary fee waivers was presented and considered. The Trustees reviewed administration, custody and distributor fees received, respectively, by the Adviser and its affiliates, BOKF, NA and Cavanal Hill Distributors, Inc. and the selling agreement fees earned by BOKF, NA and BOK Financial Securities, Inc. The Trustees also considered the fallout benefits to the Adviser of soft dollars based on presentations to the Board. The Trustees also reviewed profitability information provided by the Adviser with respect to investment advisory, administration, distribution and custody services to each Fund. The Trustees recognized that the data presented was not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.
Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Funds, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In reviewing and discussing such analysis, management discussed with the Trustees its belief that costs incurred in establishing and maintaining the infrastructure necessary to support mutual fund operations conducted by the Adviser affect the expenses allocated to the Funds in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The
Trustees also took into account the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, SEC and other regulatory requirements.
The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. However, the Lipper peer group report reflected that investment advisory fees charged by the Adviser were generally in line with median fees. The investment advisory fees, net of waivers and expenses, with respect to the Funds, were equal to or below the median for all fund classes. The
Trustees analyzed the fees paid to the Adviser in light of performance and the services provided, and in light of profitability to the Adviser. Based on their review, the Trustees concluded that the fees paid to, and the profitability of, Cavanal Hill Investment Management, Inc. under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
Economies of Scale
Finally, the Trustees considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The
Trustees concluded that the Funds had not yet attained sufficient size to realize material economies of scale. The Trustees further concluded that current asset levels of the
Funds did not warrant formal contractual breakpoints. The Trustees determined that their review of potential economies of scale supported their decision to approve the
Advisory Agreement.

Ann-08/26

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cavanal Hill Funds

By (Signature and Title)   /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date  October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date  October 26, 2026

By (Signature and Title) /s/ Jerica Newbill
                                                Jerica Newbill, Treasurer (Principal Financial Officer)

Date  October 26, 2026